 As filed with the Securities and Exchange Commission on  July 29, 2013

Securities Act No. 33-44964

 Investment Company Act File No. 811-06526

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 146	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 148	☒

THE BOSTON TRUST & WALDEN FUNDS

(Exact Name of Registrant as Specified in Charter)

3435 Stelzer Road, Columbus, Ohio 43219

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (614) 470-8000

Michael V. Wible

Thompson Hine LLP

41 S. High Street,

Suite 1700 Columbus, Ohio 43215

(Address of Agent for Service)

With Copies to:

Jennifer Hankins

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, Ohio 43219

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on (August 1, 2013) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ on 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

Boston Trust Asset Management Fund (BTBFX)

Boston Trust Equity Fund (BTEFX)

Boston Trust Midcap Fund (BTMFX)

Boston Trust SMID Cap Fund (BTSMX)

Boston Trust Small Cap Fund (BOSOX)*

Walden Asset Management Fund (WSBFX)

Walden Equity Fund (WSEFX)

Walden Midcap Fund (WAMFX)

Walden SMID Cap Innovations Fund (WASMX)

Walden Small Cap Innovations Fund (WASOX)*

*Closed to new investors.

Prospectus dated August 1, 2013

Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

Table of Contents

Fund Summary
1	Boston Trust Asset Management Fund
3	Boston Trust Equity Fund
5	Boston Trust Midcap Fund
7	Boston Trust SMID Cap Fund
9	Boston Trust Small Cap Fund
11	Walden Asset Management Fund
13	Walden Equity Fund
15	Walden Midcap Fund
17	Walden SMID Cap Innovations Fund
19	Walden Small Cap Innovations Fund

More About Investment Objectives, Strategies and Risks
21	Investment Objectives and Strategies
26	Investment Risks
28	Disclosure of Portfolio Holdings
28	The Walden Funds — Environmental, Social and Governance Guidelines

Shareholder Information
30	Pricing of Fund Shares
30	Purchasing and Adding to Your Shares
32	Selling Your Shares
33	Exchanging Your Shares
33	Dividends, Distributions and Taxes

Fund Management
35	The Investment Adviser
36	Portfolio Managers
36	The Distributor and Administrator

Financial Highlights
37	Boston Trust Asset Management Fund
38	Boston Trust Equity Fund
39	Boston Trust Midcap Fund
40	Boston Trust SMID Cap Fund
41	Boston Trust Small Cap Fund
42	Walden Asset Management Fund
43	Walden Equity Fund
44	Walden Midcap Fund
45	Walden SMID Cap Innovations Fund
46	Walden Small Cap Innovations Fund

August 1, 2013

Boston Trust Asset Management Fund	Fund Summary

Investment Goals

The Boston Trust Asset Management Fund (formerly, Boston Trust Balanced Fund) seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Asset Management Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses(1)	0.21%
Total Annual Fund Operating Expenses	0.96%

(1) Other Expenses have been restated to reflect current fees.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,178

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.43% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 20% of the Fund’s assets invested in each of the following categories: (i) domestic and foreign equity securities, such as common and preferred stock and (ii) fixed-income securities, such as U.S. government and agency securities, corporate bonds and money market funds. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on the Adviser’s assessment of the economic and market outlook and the relative attractiveness of stocks, bonds and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade, but may invest up to 20% of its assets in fixed-income securities that are considered non-investment grade. The Fund may invest up to 25% of its assets in foreign securities.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the “Adviser”) or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund’s fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund’s portfolio. Non-investment grade corporate debt securities are commonly referred to as “junk bonds” and may be regarded as speculative.

Foreign and Emerging Market Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards. These risks are magnified in “emerging markets.”

Government Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund do not imply that the Fund’s shares are guaranteed or that the price of the Funds’ shares will not fluctuate.

www.btim.com	www.waldenassetmgmt.com

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
Q3 2009	Q4 2008
8.56%	(9.61)%

For the period January 1, 2013 through June 30, 2013, the aggregate (non-annualized) total return for the Fund was 7.71%.

Average Annual Total Returns
(as of December 31, 2012)	1 Year	5 Years	10 Years
Boston Trust Asset Management Fund
Before Taxes	10.04%	3.63%	6.54%
After Taxes on Distributions	9.78%	3.20%	5.94%
After Taxes on Distributions and Sale of Fund Shares	6.88%	2.98%	5.52%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	4.82%	6.06%	5.25%
Citigroup 90-Day U.S. Treasury Bill (reflects no deduction for fees, expenses or taxes)	0.07%	0.45%	1.69%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Investment Management, Inc.
Portfolio Manager:	Domenic Colasacco, CFA, President, Since 1995

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Mutual Funds

c/o Boston Trust & Investment Management Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust & Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

August 1, 2013

Boston Trust Equity Fund	Fund Summary

Investment Goals

The Boston Trust Equity Fund seeks long-term capital growth through an actively managed portfolio of stocks.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Equity Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses:
Recoupment(1)	0.01%
Other Operating Expenses(2)	0.24%
Total Annual Fund Operating Expenses	1.00%

(1)         Under the terms of an expense limitation agreement with the Fund, Boston Trust Investment Management, Inc. (the “Adviser”) may seek recoupment of fees waived and expenses reimbursed within three fiscal years after fees were waived or expenses reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses.

(2)         Other Expenses have been restated to reflect current fees.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.69% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities, such as common and preferred stock. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the “Adviser”) or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
Q2 2009	Q4 2008
14.14%	(18.50)%

For the period January 1, 2013 through June 30, 2013, the aggregate (non-annualized) total return for the Fund was 11.39%.

			Since
Average Annual Total Returns			Inception
(as of December 31, 2012)	1 Year	5 Years	(10/1/03)
Boston Trust Equity Fund
Before Taxes	12.27%	2.42%	6.20%
After Taxes on Distributions	12.07%	2.27%	5.94%
After Taxes on Distributions and Sale of Fund Shares	8.25%	2.05%	5.37%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	5.86%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Investment Management, Inc.
Portfolio Manager:	Domenic Colasacco, CFA, President, Since 2003

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Mutual Funds

c/o Boston Trust & Investment Management Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust & Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

August 1, 2013

Boston Trust Midcap Fund	Fund Summary

Investment Goals

The Boston Trust Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“midcap”) companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Midcap Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses(1)	0.33%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver and/or Expense Reimbursement(2)	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

(1)         Other Expenses have been restated to reflect current fees.

(2)         Boston Trust Investment Management, Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/ or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2014 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three fiscal years after fees were waived or expenses reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$336	$588	$1,310

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.44% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities, such as common and preferred stock of domestic midcap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, the Adviser defines midcap companies as those with market capitalizations within the range encompassed by the Russell Midcap Index at the time of purchase. The size of companies in the Russell Midcap Index may change with market conditions. In addition, changes to the composition of the Russell Midcap Index can change the market capitalization range of the companies included in the index. As of June 30, 2013, the market capitalization range of the Russell Midcap Index was between $487 million and $30.3 billion.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the “Adviser”) or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Mid Cap Company Risk: These companies may be subject to greater market risk and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
Q2 2009	Q4 2008
18.26%	(21.85)%

For the period January 1, 2013 through June 30, 2013, the aggregate (non-annualized) total return for the Fund was 13.05%.

			Since
Average Annual Total Returns			Inception
(as of December 31, 2012)	1 Year	5 Year	(9/24/07)
Boston Trust Midcap Fund
Before Taxes	10.46%	5.04%	5.34%
After Taxes on Distributions	9.98%	4.71%	4.99%
After Taxes on Distributions and Sale of Fund Shares	7.45%	4.30%	4.56%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	17.28%	3.57%	2.87%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Investment Management, Inc.
Portfolio Manager:	Stephen Amyouny, CFA, Since 2007

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Mutual Funds

c/o Boston Trust & Investment Management Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust & Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

August 1, 2013

Boston Trust SMID Cap Fund	Fund Summary

Investment Goals

The Boston Trust SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small to middle (“mid”) capitalization companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust SMID Cap Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.27%
Total Annual Fund Operating Expenses	2.02%
Fee Waiver and/or Expense Reimbursement(1)	(1.02)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

(1)         Boston Trust Investment Management, Inc. (the “Adviser” ) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2014 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three fiscal years after fees were waived or expenses reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses. The expense limitation agreement may be terminated automatically by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$535	$994	$2,266

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.83% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities, such as common and preferred stock, of domestic small and mid cap companies. “Assets” means net assets, plus the amount of borrowing for investment purposes. For these purposes, the Adviser defines small to mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500 Index at the time of purchase. The size of companies in the Russell 2500 Index may change with market conditions. In addition, changes to the composition of the Russell 2500 Index can change the market capitalization range of the companies included in the index. As of June 30, 2013, the market capitalization range of the Russell 2500 Index was between $23 million and $12.2 billion. However, the Fund generally excludes securities with market capitalizations less than $400 million at time of purchase.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the “Adviser”) or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically.

Small to Mid Cap Company Risk: These companies, which may be newer and have limited product lines, may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
Q1 2012	Q2 2012
11.12%	(7.48)%

For the period January 1, 2013 through June 30, 2013, the aggregate (non-annualized) total return for the Fund was 12.61%.

		Since
Average Annual Total Returns		Inception
(as of December 31, 2012)	1 Year	(11/30/11)
Boston Trust SMID Cap Fund
Before Taxes	10.97%	9.92%
After Taxes on Distributions	10.76%	9.71%
After Taxes on Distributions and Sale of Fund Shares	7.39%	8.42%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)	17.88%	16.64%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Investment Management, Inc.
Portfolio Managers:	Kenneth Scott, CFA, since 2011
Stephen Franco, CFA, since 2011
Heidi Vanni, CFA, since 2011

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Mutual Funds

c/o Boston Trust & Investment Management Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust & Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

August 1, 2013

Boston Trust Small Cap Fund	Fund Summary

Investment Goals

The Boston Trust Small Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Small Cap Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses:
Recoupment(1)	0.01%
Other Operating Expenses(2)	0.24%
Total Annual Fund Operating Expenses	1.00%

(1)         Under the terms of an expense limitation agreement with the Fund, Boston Trust Investment Management, Inc. (the “Adviser”) may seek recoupment of fees waived and expenses reimbursed within three fiscal years after fees were waived or expenses reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses.

(2)         Other Expenses have been restated to reflect current fees.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.34% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities, such as common and preferred stock of domestic small cap companies. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000 Index at the time of purchase. The size of companies in the Russell 2000 Index may change with market conditions. In addition, changes to the composition of the Russell 2000 Index can change the market capitalization range of the companies included in the index. As of June 30, 2013, the market capitalization range of the Russell 2000 Index was between $23 million and $5.8 billion.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the “Adviser”) or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The quoted performance for the Fund reflects the performance of a collective investment fund (the “Collective Fund”) that was previously managed with full investment authority by the parent company of the Fund’s Adviser prior to the establishment of the Fund on December 16, 2005. The assets of the Collective Fund were converted into assets of the Fund upon the establishment of the Fund. The performance of the Collective Fund has been restated to reflect the net expenses (after applicable fee waivers and expense reimbursements) of the Fund for its initial year of investment operations. The Collective Fund was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance may have been adversly affected. Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
Q2 2009	Q4 2008
20.53%	(21.72)%

For the period January 1, 2013 through June 30, 2013, the aggregate (non-annualized) total return for the Fund was 11.66%.

Average Annual Total Returns
(as of December 31, 2012)	1 Year	5 Years	10 Years
Boston Trust Small Cap Fund
Before Taxes	12.68%	5.64%	11.25%
After Taxes on Distributions	11.95%	5.00%	N/A
After Taxes on Distributions and Sale of Fund Shares	8.90%	4.67%	N/A
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). After-tax returns for the periods prior to December 16, 2005, the time the Fund became a registered investment company, are not required to be presented.

Portfolio Management

Investment Adviser:	Boston Trust Investment Management, Inc.
Portfolio Manager:	Kenneth Scott, CFA, Since 2005

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Mutual Funds

c/o Boston Trust & Investment Management Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust & Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

August 1, 2013

Walden Asset Management Fund	Fund Summary

Investment Goals

The investment objective of the Walden Asset Management Fund (formerly the Walden Balanced Fund) is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Asset Management Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses(1)	0.35%
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement(2)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

(1)         Other Expenses have been restated to reflect current fees.

(2)         Boston Trust Investment Management, Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2014 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three fiscal years after fees were waived or expenses reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$340	$597	$1,331

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.93% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 20% of the Fund’s assets invested in each of the following categories: i) domestic and foreign equity securities, such as common and preferred stock and (ii) fixed-income securities, such as U.S. government and agency securities, corporate bonds and money market funds. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on the Adviser’s assessment of the economic and market outlook and the relative attractiveness of stocks, bonds and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade, but may invest up to 20% of its assets in fixed-income securities that are considered non-investment grade. The Fund also may invest up to 5% of its total assets in community development loan funds or financial institutions supporting the economic development of underserved populations and communities. The Fund may invest up to 25% of its assets in foreign securities.

The Walden Asset Management Fund incorporates comprehensive environmental, social and governance (ESG) guidelines in portfolio construction. The Fund also seeks to strengthen ESG performance and accountability of portfolio companies through proxy voting, shareholder engagement and public policy advocacy. In selecting stocks, Walden Asset Management (“Walden”), an affiliate of the Adviser, favors investment in companies and institutions it deems to have relatively strong ESG records and seeks to avoid those with inferior ESG performance relative to peers. After investing in a company, Walden may also choose to pursue shareholder advocacy to encourage stronger corporate responsibility and accountability.

Walden researches, evaluates and seeks to promote corporate responsibility in five broad areas of concern: products and services, workplace conditions, community impact, environmental impact and corporate governance. Hence, in each of the five broad areas identified above, and notwithstanding other investment considerations, Walden favors companies judged to demonstrate best practices relative to peers, improvement over time, robust management systems, and accountability through standardized public reporting and responsiveness to shareholders.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the “Adviser”) or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund’s fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund’s portfolio. Non-investment grade corporate debt securities are commonly referred to as “junk bonds” and may be regarded as speculative.

Foreign and Emerging Market Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, social and economic developments and differing auditing and legal standards. These risks are magnified in “emerging markets.”

Government Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund do not imply that the Fund’s shares are guaranteed or that the price of the Funds’ shares will not fluctuate.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
Q1 2012	Q4 2008
9.29%	(12.90)%

For the period January 1, 2013 through June 30, 2013, the aggregate (non-annualized) total return for the Fund was 8.63%.

Average Annual Total Returns
(as of December 31, 2012)	1 Year	5 Years	10 Years
Walden Asset Management Fund
Before Taxes	8.99%	2.11%	5.15%
After Taxes on Distributions	8.79%	1.80%	4.74%
After Taxes on Distributions and Sale of Fund Shares	6.11%	1.71%	4.36%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	4.82%	6.06%	5.25%
Citigroup 90-Day U.S. Treasury Bill (reflects no deduction for fees, expenses or taxes)	0.07%	0.45%	1.69%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Investment Management, Inc.
Portfolio Manager:	William H. Apfel, CFA, Since 2012

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Mutual Funds

c/o Boston Trust & Investment Management Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust & Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

August 1, 2013

Walden Equity Fund	Fund Summary

Investment Goals

The Walden Equity Fund (formerly the Walden Social Equity Fund) seeks long-term capital growth through an actively managed portfolio of stocks.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Equity Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses(1)	0.39%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver and/or Expense Reimbursement(2)	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

(1)         Other Expenses have been restated to reflect current fees.

(2)         Boston Trust Investment Management, Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2014 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three fiscal years after fees were waived or expenses reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$348	$614	$1,374

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.34% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities, such as common and preferred stock. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy.

The Walden Equity Fund incorporates comprehensive environmental, social and governance (ESG) guidelines in portfolio construction. The Fund also seeks to strengthen ESG performance and accountability of portfolio companies through proxy voting, shareholder engagement and public policy advocacy. In selecting stocks, Walden Asset Management (“Walden”), an affiliate of the Adviser, favors investment in companies and institutions it deems to have relatively strong ESG records and seeks to avoid those with inferior ESG performance relative to peers. After investing in a company, Walden may also choose to pursue shareholder advocacy to encourage stronger corporate responsibility and accountability.

Walden researches, evaluates and seeks to promote corporate responsibility in five broad areas of concern: products and services, workplace conditions, community impact, environmental impact and corporate governance. Hence, in each of the five broad areas identified above, and notwithstanding other investment considerations, Walden favors companies judged to demonstrate best practices relative to peers, improvement over time, robust management systems, and accountability through standardized public reporting and responsiveness to shareholders.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the “Adviser”) or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
Q3 2009	Q4 2008
14.02%	(21.00)%

For the period January 1, 2013 through June 30, 2013, the aggregate (non-annualized) total return for the Fund was 13.12%.

Average Annual Total Returns
(as of December 31, 2012)	1 Year	5 Years	10 Years
Walden Equity Fund
Before Taxes	11.17%	2.37%	6.59%
After Taxes on Distributions	10.99%	2.18%	6.34%
After Taxes on Distributions and Sale of Fund Shares	7.50%	1.99%	5.75%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Investment Management, Inc.
Portfolio Managers:	William H. Apfel, CFA, Since 2010

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Mutual Funds

c/o Boston Trust & Investment Management Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust & Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

August 1, 2013

Walden Midcap Fund	Fund Summary

Investment Goals

The Walden Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“midcap”) companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Midcap Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses(1)	0.48%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and/or Expense Reimbursement(2)	(0.23)%
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	1.00%

(1)         Other Expenses have been restated to reflect current fees.

(2)         Boston Trust Investment Management, Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2014 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three fiscal years after fees were waived or expenses reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$368	$654	$1,468

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.32% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities of domestic midcap companies, such as common and preferred stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, the Adviser defines midcap companies as those with market capitalizations within the range encompassed by the Russell Midcap Index at the time of purchase. The size of companies in the Russell Midcap Index may change with market conditions. In addition, changes to the composition of the Russell Midcap Index can change the market capitalization range of the companies included in the index. As of June 30, 2013, the market capitalization range of the Russell Midcap Index was between $487 million and $30.3 billion. The Fund may invest a portion of its assets in companies in emerging markets.

The Walden Midcap Fund incorporates comprehensive environmental, social and governance (ESG) guidelines in portfolio construction. The Fund also seeks to strengthen ESG performance and accountability of the portfolio companies through proxy voting, shareholder engagement and public policy advocacy. In selecting stocks, Walden Asset Management (“Walden”), an affiliate of the Adviser, favors investment in companies and institutions it deems to have relatively strong ESG records and seeks to avoid those with inferior ESG performance relative to peers. After investing in a company, Walden may also choose to pursue shareholder advocacy to encourage stronger corporate responsibility and accountability.

Walden researches, evaluates and seeks to promote corporate responsibility in five broad areas of concern: products and services, workplace conditions, community impact, environmental impact and corporate governance. Hence, in each of the five broad areas identified above, and notwithstanding other investment considerations, Walden favors companies judged to demonstrate best practices relative to peers, improvement over time, robust management systems, and accountability through standardized public reporting and responsiveness to shareholders.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the “Adviser”) or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Mid Cap Company Risk: These companies may be subject to greater market risk and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
Q1 2012	Q2 2012
13.14%	(5.04)%

For the period January 1, 2013 through June 30, 2013, the aggregate (non-annualized) total return for the Fund was 13.45%.

		Since
Average Annual Total Returns		Inception
(as of December 31, 2012)	1 Year	(8/1/11)
Walden Midcap Fund
Before Taxes	10.35%	5.99%
After Taxes on Distributions	10.27%	5.91%
After Taxes on Distributions and Sale of Fund Shares	6.85%	5.10%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	17.28%	8.17%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Investment Management, Inc.
Portfolio Manager:	Stephen Amyouny, CFA, Since 2011

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Mutual Funds

c/o Boston Trust & Investment Management Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust & Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

August 1, 2013

Walden SMID Cap Innovations Fund	Fund Summary

Investment Goals

The Walden SMID Cap Innovations Fund seeks long-term capital growth through an actively managed portfolio of stocks of small to middle (“mid”) capitalization companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden SMID Cap Innovations Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses(1)	0.85%
Total Annual Fund Operating Expenses	1.60%
Fee Waiver and/or Expense Reimbursement(2)	(0.60)%
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement	1.00%

(1)         Other Expenses have been restated to reflect current fees.

(2)         Boston Trust Investment Management, Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/ or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2014 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three fiscal years after fees were waived or expenses reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$446	$814	$1,849

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.31% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities, such as common and preferred stocks of domestic small and mid cap companies. “Assets” means net assets, plus the amount of borrowing for investment purposes. For these purposes, the Adviser defines small to mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500 Index at the time of purchase. The size of companies in the Russell 2500 Index may change with market conditions. In addition, changes to the composition of the Russell 2500 Index can change the market capitalization range of the companies included in the index. As of June 30, 2013, the market capitalization range of the Russell 2500 Index was between $23 million and $12.2 billion. However, the Fund generally excludes securities with market capitalizations less than $400 million at time of purchase. The Walden SMID Cap Innovations Fund incorporates comprehensive written environmental, social and governance (ESG) guidelines in the selection of individual securities and in portfolio construction. The Fund also seeks to strengthen ESG performance and accountability of portfolio companies through proxy voting, shareholder engagement and public policy advocacy. In selecting stocks, Walden Asset Management (“Walden”) , an affiliate of the Adviser, favors investment in companies and institutions it deems to have relatively strong ESG records and seeks to avoid those with inferior ESG performance relative to peers. After investing in a company, Walden may also choose to pursue shareholder advocacy to encourage stronger corporate responsibility and accountability.

Walden researches, evaluates and seeks to promote corporate responsibility in five broad areas of concern: products and services, workplace conditions, community impact, environmental impact and corporate governance. Hence, in each of the five broad areas identified above, and notwithstanding other investment considerations, Walden favors companies judged to demonstrate best practices relative to peers, improvement over time, robust management systems and accountability through standardized public reporting and responsiveness to shareholders.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the “Adviser”) or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small to Mid Cap Company Risk: These companies, which may be newer and have limited product lines, may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Performance

The Fund has less than a full year of investment operations, thus no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

Portfolio Management

Investment Adviser:	Boston Trust Investment Management, Inc.

Portfolio Managers:	Kenneth Scott, CFA, since 2012
Stephen Franco, CFA, since 2012
Heidi Vanni, CFA, since 2012

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Mutual Funds

c/o Boston Trust & Investment Management Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust & Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

August 1, 2013

Walden Small Cap Innovations Fund	Fund Summary

Investment Goals

The Walden Small Cap Innovations Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Small Cap Innovations Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses(1)	0.34%
Total Annual Fund Operating Expenses	1.09%
Fee Waiver and/or Expense Reimbursement(2)	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

(1)         Other Expenses have been restated to reflect current fees.

(2)         Boston Trust Investment Management, Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through August 1, 2014 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three fiscal years after fees were waived or expenses reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$338	$592	$1,321

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.98% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities, such as common and preferred stock of domestic small cap companies with innovative products and processes. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000 Index at the time of purchase. The size of companies in the Russell 2000 Index may change with market conditions. In addition, changes to the composition of the Russell 2000 Index can change the market capitalization range of the companies included in the index. As of June 30, 2013, the market capitalization range of the Russell 2000 Index was between $23 million and $5.8 billion. The Fund seeks to invest in companies with innovative products, services or processes, or that offer environmental or societal benefits.

The Walden Small Cap Innovations Fund incorporates comprehensive environmental, social and governance (ESG) guidelines in portfolio construction. The Fund also seeks to strengthen ESG performance and accountability of portfolio companies through proxy voting, shareholder engagement and public policy advocacy. In selecting stocks, Walden Asset Management (“Walden”), an affiliate of the Adviser, favors investment in companies and institutions it deems to have relatively strong ESG records and seeks to avoid those with inferior ESG performance relative to peers. After investing in a company, Walden may also choose to pursue shareholder advocacy to encourage stronger corporate responsibility and accountability.

Walden researches, evaluates and seeks to promote corporate responsibility in five broad areas of concern: products and services, workplace conditions, community impact, environmental impact and corporate governance. Hence, in each of the five broad areas identified above, and notwithstanding other investment considerations, Walden favors companies judged to demonstrate best practices relative to peers, improvement over time, robust management systems, and accountability through standardized public reporting and responsiveness to shareholders.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Investment Management, Inc. (the “Adviser”) or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. Of course, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.btim.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
Q2 2009	Q3 2011
21.55%	(19.74)%

For the period January 1, 2013 through June 30, 2013, the aggregate (non-annualized) total return for the Fund was 10.99%.

		Since
Average Annual Total Returns		Inception
(as of December 31, 2012)	1 Year	(10/24/08)
Walden Small Cap Innovations Fund
Before Taxes	13.01%	17.30%
After Taxes on Distributions	12.58%	16.49%
After Taxes on Distributions and Sale of Fund Shares	9.02%	14.89%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)(1)	16.35%	16.80%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	14.88%

(1)  The Fund’s benchmark for comparison purposes has been changed from the S&P 500® Index to the Russell 2000® Index . The Russell 2000® Index more accurately reflects the composition of the portfolio of securities held by the Fund.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Investment Management, Inc.

Portfolio Manager:	Kenneth Scott, CFA, Since 2008

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Mutual Funds

c/o Boston Trust & Investment Management Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust & Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

More About Investment Objectives, Strategies And Risks

INVESTMENT OBJECTIVES AND STRATEGIES

Boston Trust Asset Management Fund

Investment Objective

The investment objective of the Boston Trust Asset Management Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

Policies and Strategies

Consistent with the Fund’s investment objective, the Fund:

•           maintains an actively managed portfolio of stocks, bonds and money market instruments

•           will generally invest at least 20% of its total assets in each category: fixed-income securities and domestic and foreign equity securities.

•           will invest in one or more of the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

•           may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase, and money market funds

•           may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•           will purchase fixed income securities that are primarily investment grade

While not part of its principal investment strategy, the Fund also:

•           may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade, such as those rated “BB” or lower by Standard & Poor’s

•           may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•           may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•           may invest in other investment companies

The Adviser may sell a security for numerous reasons. A security may be sold due to a change in the company’s fundamentals or if the Adviser believes the security is no longer attractively valued. Investments may also be sold if the Adviser identifies another industry, sector or stock that it believes offers a better investment opportunity.

Boston Trust Equity Fund

Investment Objective

The investment objective of the Boston Trust Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks.

Policies and Strategies

Consistent with the Fund’s investment objective, the Fund:

•          will invest primarily (at least 80% of its assets) in equity securities under normal circumstances

•          will invest in one or more of the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•           may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

•           may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•           may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•           may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•                                may invest in other investment companies

The Adviser may sell a security for numerous reasons. A security may be sold due to a change in the company’s fundamentals or if the Adviser believes the security is no longer attractively valued. Investments may also be sold if the Adviser identifies another industry, sector or stock that it believes offers a better investment opportunity.

Boston Trust Midcap Fund

Investment Objective

The investment objective of the Boston Trust Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“midcap”) companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of equity securities of midcap companies. For these purposes, the Adviser defines midcap issuers as those with market capitalizations within the range encompassed by the Russell Midcap Index at the time of purchase. As of June 30, 2013, the market capitalization range of the Russell Midcap Index was between $487 million and $30.3 billion.

Consistent with the Fund’s investment objective, the Fund:

•          invests substantially all, but in no event less than 80%, of its assets in domestic equity securities of midcap companies under normal circumstances

•          will invest in one or more of the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•           may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

•           may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•           may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•           may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•           may invest in other investment companies

The Adviser may sell a security for numerous reasons. A security may be sold due to a change in the company’s fundamentals or if the Adviser believes the security is no longer attractively valued. Investments may also be sold if the Adviser identifies another industry, sector or stock that it believes offers a better investment opportunity.

Boston Trust SMID Cap Fund

Investment Objective

The investment objective of the Boston Trust SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle (“mid”) capitalization companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its net assets) in a diversified portfolio of equity securities of small to mid cap companies. Shareholders will be given 60 days advance notice of any change to this policy. For these purposes, the Adviser defines small to mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500 Index at the time of purchase. As of June 30, 2013, the market capitalization range of the Russell 2500 Index was between $23 million and $12.2 billion. However, the Fund generally excludes securities with market capitalizations less than $400 million at the time of purchase. The Fund also may invest in foreign securities.

Consistent with the Fund’s investment objective, the Fund:

•                  invests in domestic equity securities of small to mid cap companies

•                  will invest in one or more of the following types of equity securities: common stocks and preferred stocks

While not part of its principal investment strategy, the Fund also:

•                  may invest in securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

•                  may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

•                  may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•                  may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•                  may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•                  may invest in other investment companies

The Adviser may sell a security for numerous reasons. A security may be sold due to a change in the company’s fundamentals or if the Adviser believes the security is no longer attractively valued. Investments may also be sold if the Adviser identifies another industry, sector or stock that it believes offers a better investment opportunity.

See the section entitled “Investment Process for the Boston Trust SMID Cap and Walden SMID Cap Innovations Fund”.

Boston Trust Small Cap Fund

Investment Objective

The investment objective of the Boston Trust Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its net assets) in a diversified portfolio of equity securities of small cap companies. For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000 Index at the time of purchase. As of June 30, 2013, the market capitalization range of the Russell 2000 Index was between $23 million and $5.8 billion.

Consistent with the Fund’s investment objective, the Fund:

•           invests in domestic equity securities of small cap companies

•          will invest in one or more of the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

•           may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

While not part of its principal investment strategy, the Fund also:

•           may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•           may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•           may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•           may invest in other investment companies

The Adviser may sell a security for numerous reasons. A security may be sold due to a change in the company’s fundamentals or if the Adviser believes the security is no longer attractively valued. Investments may also be sold if the Adviser identifies another industry, sector or stock that it believes offers a better investment opportunity.

See the section entitled “Investment Process for the Boston Trust Small Cap and Walden Small Cap Innovations Fund”.

Prior Performance

The Fund’s investment objective and policies are identical to those of a collective investment fund (the “Collective Fund”) that was previously managed with full investment authority by the parent company of the Fund’s Adviser prior to the establishment of the Fund on December 16, 2005. The assets of the Collective Fund were converted into assets of the Fund at that time. The Fund’s performance as shown on page 10 of this prospectus reflects the performance of the Collective Fund, which has been restated to reflect the net expenses (after applicable fee waivers and expense reimbursements) of the Fund for its initial year of investment operations. The Collective Fund was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance might have been adversely affected.

Walden Asset Management Fund

Investment Objective

The investment objective of the Walden Asset Management Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

Policies and Strategies

Consistent with the Fund’s investment objective, the Fund:

•           maintains an actively managed portfolio of stocks, bonds and money market instruments

•           will invest at least 20% of its assets in each category: fixed-income securities and domestic and foreign equity securities.

•           will invest in one or more of the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

•           may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase, and money market funds

•           may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•           will purchase fixed income securities that are primarily investment grade

While not part of its principal investment strategy, the Fund also:

•           may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade, such as those rated “BB” or lower by Standard & Poor’s

•           may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, including U.S. Treasury instruments

•           may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•           may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•           may invest in other investment companies

•           may invest up to 5% of its total assets in community development loan funds or financial institutions supporting the economic development of underserved populations and communities

The Adviser may sell a security for numerous reasons. A security may be sold due to a change in the company’s fundamentals or if the Adviser believes the security is no longer attractively valued. Investments may also be sold if the Adviser identifies another industry, sector or stock that it believes offers a better investment opportunity.

Walden Equity Fund

Investment Objective

The investment objective of the Walden Equity Fund is to seek long-term growth of capital.

Policies and Strategies

Consistent with the Fund’s investment objective, the Fund:

•           will invest primarily (at least 80% of its assets) in equity securities under normal circumstances

•           will invest in one or more of the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•           may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

•           may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, including U.S. Treasury instruments

•           may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•           may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•           may invest in other investment companies

The Adviser may sell a security for numerous reasons. A security may be sold due to a change in the company’s fundamentals or if the Adviser believes the security is no longer attractively valued. Investments may also be sold if the Adviser identifies another industry, sector or stock that it believes offers a better investment opportunity.

Walden Midcap Fund

Investment Objective

The investment objective of the Walden Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“midcap”) companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of equity securities of midcap companies. For these purposes, the Adviser defines midcap issuers as those with market capitalizations within the range encompassed to the Russell Midcap Index at the time of purchase. As of June 30, 2013, the market capitalization range of the Russell Midcap Index was between $487 million and $30.3 billion.

Consistent with the Fund’s investment objective, the Fund:

•           invests in domestic equity securities of midcap companies under normal circumstances

•           will invest in one or more of the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•           may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

•           may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•           may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•           may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•           may invest in other investment companies

The Adviser may sell a security for numerous reasons. A security may be sold due to a change in the company’s fundamentals or if the Adviser believes the security is no longer attractively valued. Investments may also be sold if the Adviser identifies another industry, sector or stock that it believes offers a better investment opportunity.

Walden Small Cap Innovations Fund

Investment Objective

The investment objective of the Walden Small Cap Innovations Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its net assets) in a diversified portfolio of equity securities of small cap companies. For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000 Index at the time of purchase. As of June 30, 2013, the market capitalization range of the Russell 2000 Index was between $23 million and $5.8 billion.

Consistent with the Fund’s investment objective, the Fund:

•           invests in domestic equity securities of small cap companies

•           will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

•           seeks to invest in companies with innovative products, services or processes, or that offer environmental or societal benefits and potential financial rewards

While not part of its principal investment strategy, the Fund also:

•           may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

•           may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•           may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•           may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•           may invest in other investment companies

The Adviser may sell a security for numerous reasons. A security may be sold due to a change in the company’s fundamentals or if the Adviser believes the security is no longer attractively valued. Investments may also be sold if the Adviser identifies another industry, sector or stock that it believes offers a better investment opportunity.

Walden SMID Cap Innovations Fund

Investment Objective

The investment objective of the Walden SMID Cap Innovations Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle (“mid”) capitalization companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its net assets) in a diversified portfolio of equity securities of small to mid cap companies with innovative products and processes. Shareholders will be given 60 days advance notice of any change to this policy. For these purposes, the Adviser defines small to mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500 Index at the time of purchase. As of June 30, 2013, the market capitalization range of the Russell 2500 Index was between $23 million and $12.2 billion. However, the Fund generally excludes securities with market capitalizations less than $400 million at time of purchase. The Fund also may invest in foreign securities.

Consistent with the Fund’s investment objective, the Fund:

•           invests in domestic equity securities of small to mid cap companies

•           will invest in the following types of equity securities: common stocks and preferred stocks

•           may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

While not part of its principal investment strategy, the Fund also:

•           may invest in securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

•           may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•           may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•           may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes.

•           may invest in other investment companies

The Adviser may sell a security for numerous reasons. A security may be sold due to a change in the company’s fundamentals or if the Adviser believes the security is no longer attractively valued. Investments may also be sold if the Adviser identifies another industry, sector or stock that it believes offers a better investment opportunity. See the section entitled “Investment Process for the Boston Trust SMID Cap and Walden SMID Cap Innovations Fund.

Investment Process for the Boston Trust Small Cap and Walden Small Cap Innovations Funds

Each Fund’s investment process focuses on security selection and portfolio construction. The Adviser’s goal is to construct a diversified portfolio of high quality, innovative small cap companies.

The Adviser seeks to identify companies that are high quality in terms of their financial characteristics. The Adviser considers high quality companies to be those judged to have financial stability, effective capital management and financial statements that reflect economic success. The Adviser uses dynamic, qualitative and quantitative methods to identify companies judged to be suitable for investment consideration.

Security selection follows a three step process:

Screening for Quality — The Adviser generally narrows the universe of investable small cap companies through the use of quantitative screens focused primarily on growth, profitability and risk. The goal is to identify a subset of companies that exhibit a quality profile judged by the Adviser to be superior to the average of sector peers. Through fundamental analysis, the Adviser seeks to identify a set of portfolio holdings demonstrating high quality. Exceptions to this process may occur if, in the judgment of the Adviser, such investments are appropriate in a portfolio context.

Analyzing Potential For Sustained Growth — The Adviser seeks to identify companies that exhibit the potential for sustainable growth. Typically, these are firms judged to be innovative in their products, services or processes. The Adviser looks for one or more of its markers of innovation deemed to be indicative of companies with sustainable business models. Among these markers are products for which customers are willing to pay a premium, higher and more persistent levels of spending on research and development, substantial patent portfolios, niche market leadership and growing market share. The Adviser favors companies that are particularly leveraged to secular trends the Adviser believes to have favorable long- term investment potential. These secular trends include, for example, opportunities related to resource efficiency, an increasingly technical, global and mobile workforce, government regulations, demographics, consumer lifestyles, and underserved markets.

Fundamental Analysis — The Adviser assesses sales growth, margins and uses of cash, among other factors, for each of the companies considered for investment. Through the use of its propriety valuation model, the Adviser seeks to identify a set of reasonably valued, high quality stocks. Those judged to have favorable long run, risk adjusted investment prospects at current valuations are included in the Fund.

The Adviser monitors each Fund holding, evaluating new information relative to the original investment thesis. The Funds may sell a stock when circumstances prompting the initial investment have changed significantly or when the Adviser determines that there are more attractive alternatives.

Please see the Section entitled “The Walden Funds - Environmental, Social & Governance Guidelines.”

Portfolio Construction adheres to the following guidelines:

• Each Fund is broadly diversified across economic sectors. The Funds generally maintain economic sector weights comparable to those of the small cap Russell 2000® Index.

• Each Fund will generally hold between 85 and 110 positions. The Adviser will generally trim portfolio holding weights as they exceed 3% of a Fund’s total assets.

• Each Fund seeks to maintain a weighted average market capitalization consistent with that of the benchmark index. The Adviser will generally seek to replace individual holdings when their market capitalization exceeds the high end of the index range.

• In the aggregate, each Fund expects to invest in a set of companies that has financial characteristics the Adviser judges to be superior to those of the small cap market.

• Each Fund attempts to maintain a cash and/or money market instrument position of no more than 5% of its net assets, although cash flows may cause the Fund’s cash position to be higher or lower.

Investment Process for the Boston Trust SMID Cap and Walden SMID Cap Innovations Funds

Each Fund’s investment process focuses on security selection and portfolio construction. The Adviser’s goal is to construct a diversified portfolio of high quality, innovative SMID cap companies.

The Adviser seeks to identify companies that are high quality in terms of their financial characteristics. The Adviser considers high quality companies to be those judged to have financial stability, effective capital management and financial statements that reflect economic success. The Adviser uses dynamic, qualitative and quantitative methods to identify companies judged to be suitable for investment consideration.

Security selection follows a three step process:

Screening for Quality — The Adviser generally narrows the universe of investable SMID cap companies through the use of quantitative screens focused primarily on growth, profitability and risk. The goal is to identify a subset of companies that exhibit a quality profile judged by the Adviser to be superior to the average of sector peers. Through fundamental analysis, the Adviser seeks to identify a set of portfolio holdings demonstrating high quality. Exceptions to this process may occur if, in the judgment of the Adviser, such investments are appropriate in a portfolio context.

Analyzing Potential For Sustained Growth — The Adviser seeks to identify companies that exhibit the potential for sustainable growth. Typically, these are firms judged to be innovative in their products, services or processes. The Adviser looks for one or more of its markers of innovation deemed to be indicative of companies with sustainable business models. Among these markers are products for which customers are willing to pay a premium, higher and more persistent levels of spending on research and development, substantial patent portfolios, niche market leadership and growing market share. The Adviser favors companies that are particularly leveraged to secular trends the Adviser believes to have favorable long- term investment potential. These secular trends include, for example, opportunities related to resource efficiency, an increasingly technical, global and mobile workforce, government regulations, demographics, consumer lifestyles, and underserved markets.

Fundamental Analysis — The Adviser assesses sales growth, margins and uses of cash, among other factors, for each of the companies considered for investment. Through the use of its propriety valuation model, the Adviser seeks to identify a set of reasonably valued, high quality stocks. Those judged to have favorable long run, risk adjusted investment prospects at current valuations are included in the Fund.

The Adviser monitors each Fund holding, evaluating new information relative to the original investment thesis. The Funds may sell a stock when circumstances prompting the initial investment have changed significantly or when the Adviser determines that there are more attractive alternatives.

Please see the Section entitled “The Walden Funds - Environmental, Social & Governance Guidelines.”

Portfolio Construction adheres to the following guidelines:

• Each Fund is broadly diversified across economic sectors. The Funds generally maintain economic sector weights comparable to those of the SMID cap Russell 2500® Index.

• Each Fund will generally hold between 85 and 110 positions. The Adviser will generally trim portfolio holding weights as they exceed 3% of a Fund’s total assets.

• Each Fund seeks to maintain a weighted average market capitalization consistent with that of the benchmark index. The Adviser will generally seek to replace individual holdings when their market capitalization exceeds the high end of the index range.

• In the aggregate, each Fund expects to invest in a set of companies that has financial characteristics the Adviser judges to be superior to those of the SMID cap market.

• Each Fund attempts to maintain a cash and/or money market instrument position of no more than 5% of its net assets, although cash flows may cause the Fund’s cash position to be higher or lower.

Temporary Defensive Position

In the event that the Adviser determines that market conditions are not suitable for a Fund’s typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of a Fund’s assets in money market instruments.

INVESTMENT RISKS

Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Funds will be subject to some or all of the following risks:

• Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds’ performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund’s investment portfolio, national and international economic conditions and general market conditions.

• Equity Risk: The value of the equity securities held by a Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Interest Rate Risk: Interest rate risk refers to the risk that the value of a Fund’s fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

• Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund’s portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations or the market’s perception of the issuer not being able to meet those increases.

• Midcap Company Risk: Middle capitalization companies may not have the size, resources or other assets of large capitalization companies. These mid capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

• Small Cap Company Risk: Investments in smaller companies involve greater risks than investments in larger, more established companies. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be less liquid, making it difficult for the Fund to buy and sell shares of smaller companies. Smaller companies may lack depth of management, may have limited product lines, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

• Small to Mid Cap Company Risk: Investments in small to mid capitalization companies involve greater risks than investments in larger, more established companies. Small to mid capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. In addition, small to mid capitalization companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. The trading volume of securities of small to mid capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. Some small to mid capitalization stocks may be less liquid, making it difficult for the Fund to buy and sell shares of smaller companies. Small to mid capitalization companies may lack depth of management, may have limited product lines, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Small to mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

• Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the adviser’s judgment will produce the desired results.

• Convertible Security Risk: The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

• Foreign and Emerging Market Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities. The risks associated with foreign securities are magnified in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

• Investment Company Risk: Investors in a Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund may invest in addition to the Fund’s direct fees and expenses.

• Government Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Funds do not imply that the Funds’ shares are guaranteed or that the price of the Funds’ shares will not fluctuate. If a U.S. government agency or instrumentality in which the Funds invest defaults and the U.S. government does not stand behind the obligation, the Funds’ share prices or yields could fall.

• Junk Bond Risk. (The Boston Balanced Fund and the Walden Balanced Fund): Non-investment grade bonds, also known as high yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market for high yield securities is generally less active than the market for higher quality securities and the market price of these securities can change suddenly and unexpectedly.

• Preferred Stock Funds: A fund that invests at least 65% of its assets in preferred securities, often considering tax-code implications.

Investments in the Funds are not deposits of Boston Trust Investment Management, Inc. or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of each Fund’s portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q and on the Funds’ website at www.btim.com. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is provided in the Statement of Additional Information (SAI).

THE WALDEN FUNDS — ENVIRONMENTAL,

SOCIAL & GOVERNANCE GUIDELINES

The Walden Asset Management Fund, Walden Equity Fund, Walden Midcap Fund, Walden SMID Cap Innovations Fund and Walden Small Cap Innovations Fund (the “Walden Funds”) incorporate environmental, social and governance (“ESG”) guidelines in connection with the management of their portfolio holdings. Walden Asset Management (“Walden”), an affiliate of the Adviser, also engages in shareholder engagement, votes proxies, and pursues other initiatives with respect to the Walden Funds.

The Walden Funds operate with the understanding that the sustainability of a business is connected, in part, to its treatment of customers, workers, communities and the natural environment as valuable, long-term assets. In selecting stocks, Walden favors investment in companies and institutions it deems to have relatively strong ESG records and seeks to avoid those with inferior ESG performance relative to peers. After investing in a company, Walden may also choose to pursue shareholder engagement to encourage stronger corporate responsibility and accountability.

Walden researches, evaluates and seeks to promote corporate responsibility in five broad areas of concern: products and services, workplace conditions, community impact, environmental impact and corporate governance. In doing so, Walden understands that companies are complex entities that generally exhibit a range of corporate conduct, from commendable to objectionable, across various dimensions of ESG performance. In addition, company performance can improve or erode over time, especially relative to peers. Hence, in each of the five broad areas identified above, and notwithstanding other investment considerations, Walden favors companies judged to demonstrate best practices relative to peers, improvement over time, robust management systems, and accountability through standardized public reporting and responsiveness to shareholders.

Consistent with this ESG framework and subject to the Adviser’s knowledge and judgment, potential and current holdings in each Walden Fund are evaluated as follows:

• Products & Services: Favor companies offering safe, high quality products and services that provide societal or environmental benefits. Avoid companies that derive significant revenue from the manufacture of weapons systems or hand guns, tobacco products and alcoholic beverages, or from gaming activities. Also seek to avoid companies with equity ownership in operating nuclear power plants or other significant involvement in the nuclear power fuel cycle.

• Workplace Conditions: Favor companies with strong policies and programs that encourage workplace diversity, equal employment opportunity and work-life balance; respect workers’ right to organize, and enforce high labor standards throughout their supply chains. Avoid companies with substandard performance in the hiring and promotion of women and minorities, or have a pattern of violating fair labor standards or health and safety regulations.

• Community Impact: Favor companies that have formal structures for constructive engagement and positive relationships with local, indigenous and underserved communities. Also favor companies with strong policies and practices that uphold international human rights standards. Avoid companies believed to have significant complicity in serious violations of human rights. Also avoid companies that are unresponsive to local community concerns on key issues such as environmental impacts, employment, or addressing the needs of disadvantaged populations.

• Environmental Impact: Favor above average companies with respect to energy and natural resource conservation, and reductions in the volume or toxicity of emissions and waste. Also favor companies that proactively address major environmental challenges, such as climate change or water scarcity. Avoid companies that have a pattern of serious or ongoing regulatory violations or below peer group performance on resource conservation and emissions and waste reduction.

• Corporate Governance: Favor companies with governance structures and practices that foster executive and board-level commitment to high standards of business ethics, independent decision-making and accountability of board members, and an environment of responsiveness and accountability to shareholders and other key stakeholders.

Walden, on behalf of the Walden Funds, pursues shareholder engagement strategies to promote greater corporate social responsibility and encourage sustainable business practices. Additionally, if the ESG performance of a company in the Walden Funds is perceived to have weakened over time, Walden considers the potential for effective shareholder advocacy in deciding whether to hold or sell the company. Walden’s shareholder engagement strategies include:

• Proxy Voting: The voting of proxies is an important fiduciary responsibility of fund managers. The Walden Funds vote company proxies in a manner consistent with the Funds’ financial objectives and ESG guidelines. For example, the Walden Funds vote in favor of resolutions that encourage transparency and reporting on climate change, corporate responsibility, and governance reforms that increase director accountability.

• Dialogue with Companies: Walden often initiates or participates in dialogues with management of companies held by the Walden Funds. Through telephone calls, letters and meetings with executives, the Walden Funds press portfolio companies to address issues of concern, such as workplace practices and policies, environmental impacts of operations, international labor standards and human rights, corporate governance, and public reporting.

• Shareholder Resolutions: Walden may take ESG concerns directly to other shareholders through the shareholder resolution process at annual shareholder meetings, either through submission of a shareholder resolution by any of the Walden Funds or through a submission presented by a partnership of Walden and other shareholders. Often in a leadership capacity, and also in partnership with other concerned investors, Walden has used the proxy process to improve corporate policies and practices on issues such as: board composition and structure (diversity, independence, or annual election of directors); executive compensation (including “say on pay”); climate change; recycling initiatives; energy exploration and production in environmentally sensitive areas; diversity disclosure and nondiscrimination policies; responses to HIV/AIDS pandemic; supply chain standards; and ESG or sustainability reporting. Walden is often able to negotiate successfully with companies, leading to the withdrawal of the shareholder resolution. Many resolutions that have gone to vote at company annual meetings achieved significant levels of shareholder support, including majority vote in several occurrences, prompting management to take positive action.

• Public Policy: On behalf of the Walden Funds, Walden may provide input in public policy debates relevant to the financial objectives and ESG guidelines of Walden Fund shareholders. For example, in 2002 Walden submitted public comments in support of proposed U.S. Securities and Exchange Commission (SEC) rules requiring mutual funds to disclose proxy voting guidelines and records. In 2007, Walden submitted comments to the SEC, and testified at a hearing held by the U.S. House Committee on Financial Services, against a set of SEC proposals that could have curtailed the right of shareholders to sponsor shareholder resolutions.

In 2010, as U.S. financial services industry reform was a major public policy focus, Walden helped lead a successful investor campaign calling for “Say on Pay” as means to increase corporate accountability on executive compensation.  In 2012, Walden supported the Environmental Protection Agency’s proposed Carbon Pollution Standard for New Power Plants to help spur investment in low carbon technologies and energy efficiency.

Walden has sole discretion regarding the interpretation and implementation of the Walden Funds’ ESG guidelines. The Funds’ guidelines are subject to change without shareholder approval. Additionally, the Walden Funds may occasionally purchase or hold a security that does not meet these guidelines for the primary purpose of shareholder advocacy. Such purchases will be limited to a maximum of 1% of total assets at the time of purchase.

August 1, 2013

Shareholder Information

PRICING OF FUND SHARES

How NAV is Calculated

Shares of the Funds are sold at net asset value (“NAV”) per share.

The NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of that Fund:

NAV =	TOTAL ASSETS – LIABILITIES
NUMBER OF SHARES OUTSTANDING

The NAV per share of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (NYSE) is open for business. Generally, the NYSE is closed and the share price of the Fund is not calculated on Saturdays, Sundays and national holidays, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the NAV of each Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund or your investment representative. This is known as the offering price. Only purchase orders received in good order by the Fund before 4:00 p.m. Eastern Time will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. Eastern Time. When that happens, purchase orders received after the NYSE closes will be effective the following business day. The NAV of the Fund may change every day.

Valuing Fund Assets

Each Fund’s securities generally are valued at current market values using market quotations. Each Fund may use pricing services to determine market value. If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value a Fund’s assets at their fair value according to policies approved and periodically reviewed by the Fund’s Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short-term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares of the Funds from the Funds’ transfer agent or through investment representatives who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The Funds consider a purchase or sale order as received when a investment representative receives the order in good order before 4:00 p.m. Eastern Time. These orders will be priced based on the Fund’s NAV next computed after such order is received by the investment representative. It is the responsibility of the investment representative to transmit properly completed purchase orders to the Fund in a timely manner. Any change in price due to the failure of a Fund to timely receive an order must be settled between the investor and the investment representative placing the order.

Purchases of the Funds may be made on any business day. This includes any days on which the Funds are open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The minimum initial investment in the Funds is $100,000. Subsequent investments must be at least $1,000. Shares of the Funds are offered continuously for purchase at the NAV per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Funds by check or wire, as described below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, starter checks, traveler’s checks, money orders, cash and credit card convenience checks are not accepted.

A Fund or the Adviser may waive its minimum purchase requirement, or a Fund may reject a purchase order, if it is deemed to be in the best interest of either the Fund and/or its shareholders.

Frequent Trading Policy

Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Funds believe that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses; and (d) incur additional tax liability. The Funds therefore discourage frequent purchase and redemptions by shareholders and they do not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time the Funds do not impose limits on the frequency of purchases and redemptions, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. The Funds’ ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.

Investment representatives maintaining omnibus accounts with the Funds may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Investment representatives also may exempt certain types of transactions from these limitations. If you purchased your shares through an investment representative, you should read carefully any materials provided by the investment representative together with this prospectus to fully understand the market timing policies applicable to you.

In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to furnish the Trust, upon its request, with information regarding customer trading activities in shares of the Funds and enforce Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in Fund shares is requested by the Trusts and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

Distribution and Shareholder Services Agreements

The Funds are entitled to enter into Shareholder Services Agreements pursuant to which each Fund is authorized to make payments to certain entities which may include investment advisers, banks, trust companies, retirement plan administrators and other types of service providers which provide administrative services with respect to shares of the Funds attributable to or held in the name of the service provider for its clients or other parties with whom they have a servicing relationship. Under the terms of each Shareholder Services Agreement, a Fund is authorized to pay a service provider (which may include affiliates of the Funds) a shareholder services fee which is based on the average daily net asset value of the shares of the Fund attributable to or held in the name of the service provider for providing certain administrative services to Fund shareholders with whom the service provider has a servicing relationship.

The Adviser (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee from its bona fide profits for providing distribution-related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Instructions for Opening or Adding to an Account

Important Information About Procedures for Opening a New Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you is that when you open an account, you are required to provide your name, residential address, date of birth, and identification number. We may require other information that will allow us to identify you.

By Regular Mail or Overnight Service

Initial Investment:

1.              Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later. Purchase orders must be received by the Fund in “good order”. This means your completed account application must be accompanied by payment for the shares you are purchasing.

2.              Make check or certified check payable to either “Boston Trust Asset Management Fund”, “Boston Trust Equity Fund”, “Boston Trust Midcap Fund”, “Boston Trust SMID Cap Fund”, “Boston Trust Small Cap Fund”, “Walden Asset Management Fund”, “Walden Equity Fund”, “Walden Midcap Fund”, “Walden SMID Cap Innovations Fund” or “Walden Small Cap Innovations Fund” as applicable.

3.              Mail to: Boston Trust Mutual Funds, c/o Boston Trust & Investment Management Company, One Beacon Street, Boston, MA 02108.

Subsequent Investments:

1.              Subsequent investments should be made by check or certified check payable to the applicable Fund and mailed to the address indicated above. Your account number should be written on the check.

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment: Before wiring funds, call 1-800-282-8782, ext. 7050, or 1-617-726-7050 to advise that an initial investment will be made by wire and to receive an account number and wire instructions.

Signature Validation Program — Non-Financial Transactions

The Fund and the Transfer Agent reserve the right to require signature guarantees for the non-financial transactions. The Fund accepts a Signature Validation Program (SVP) stamp or a Medallion Signature Guarantee stamp if you request any of the following non-financial transactions:

• A change in account registration

• An addition to or change in banking instructions

• An addition to or change in beneficiaries

• An addition to or change in person authorized to execute transactions in your account

• The addition of a Power of Attorney

• The addition of or change in a Trustee

• A change in the custodian for a UTMA/UGMA

The SVP is intended to provide validation of authorized signatures for those transactions considered non-financial (i.e. transactions that do not involve the sale, redemption or transfer of securities). The purpose of the SVP stamp on a document is to authenticate your signature and to confirm that you have the authority to provide the instructions contained in the document. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program or other eligible guarantor institutions in accordance with SVP.

Eligible guarantor institutions generally include banks, broker/ dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings association. You should verify with the institutions that they are and eligible guarantor institution prior to signing. A notary public cannot provide a SVP stamp.

SELLING YOUR SHARES

Instructions for Selling Shares

You may sell your shares at any time. Your sales price will be the next NAV after your redemption request that is in good order is received by the Funds, their transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on “General Policies on Selling Shares” below.

Withdrawing Money from Your Fund Investment

A request for a withdrawal in cash from any Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

By Telephone

(unless you have declined telephone sales privileges)

1. Call 1-800-282-8782, ext. 7050 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

By Mail

2(a)                Call 1-800-282-8782, ext. 7050 to request redemption forms or write a letter of instruction indicating:

• your Fund and account number

• amount you wish to redeem

• address to which your check should be sent

• account owner signature

2(b)                Mail to: Boston Trust Mutual Funds,

c/o Boston Trust & Investment Management Company,

One Beacon Street,

Boston, MA 02108

By Overnight Service

See instruction 2 above.

Send to: Boston Trust Mutual Funds,

c/o Boston Trust & Investment Management Company,

One Beacon Street,

Boston, MA 02108

By Wire Transfer

You must indicate this option on your application.

The Fund may charge a wire transfer fee.

Note: Your financial institution may also charge a separate fee.

Call 1-800-282-8782, ext. 7050 to request a wire transfer.

If you call by 4:00 p.m. Eastern Time, your payment normally will be wired to your bank on the next business day.

Redemptions in Writing Required

You must request redemption in writing in the following situations:

1.                        Redemptions from Individual Retirement Accounts (“IRAs”).

2.                        Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following.

• Your account address has changed within the last 14 calendar days.

• The check is not being mailed to the address on your account.

• The check is not being made payable to the owner(s) of the account.

• The redemption proceeds are being transferred to another Fund account with a different registration.

• The redemption proceeds are being wired to bank instructions not on your account.

Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. You will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions and exchanges by telephonic or facsimile instructions, may be revoked at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place orders requested by telephone, transaction requests may be made by registered or express mail.

Redemptions within 10 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of a Fund’s net assets). If either Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account value falls below $50,000 due to redemption activity, the Fund may ask you to increase your balance. If it is still below $50,000 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as “undeliverable” or (2) are not cashed within six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that are not cashed within six months will be canceled and the money reinvested in the Fund.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of another Boston Trust or Walden Mutual Fund. No transaction fees are charged for exchanges. An exchange is considered a sale. Consequently, gains from an exchange may be subject to applicable tax.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to Boston Trust Mutual Funds, c/o Boston Trust & Investment Management Company, One Beacon Street, Boston, MA 02108, or by calling 1-800-282-8782, ext. 7050. Please provide the following information:

• Your name and telephone number

• The exact name on your account and account number

• Taxpayer identification number (usually your social security number)

• Dollar value or number of shares to be exchanged

• The name of the Fund from which the exchange is to be made

• The name of the Fund into which the exchange is being made.

Please refer to “Selling your Shares” for important information about telephone transactions.

Notes on Exchanges

•                            The registration and tax identification numbers of the two accounts must be identical.

•                            The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Funds usually are paid annually and are automatically reinvested in additional shares of the Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. You may elect to have distributions on shares held in IRAs paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

Taxes

The following information is provided to help you understand the federal income taxes you may have to pay on income dividends and capital gains distributions from the Fund, as well as on gains realized from your redemption of Fund shares. This discussion is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

Distributions. Dividends are taxable as ordinary income. Distributions designated by a Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your shares.

Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or

December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.

Currently effective tax legislation generally provides, through December 31, 2012, for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers: (i) distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%; (ii) a shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and (iii) distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

If you are a taxable investor and invest in the Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. Fund distributions will reduce a Fund’s NAV per share. Therefore, if you buy shares after the Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is commonly known as “buying a dividend.”

You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

Selling and Exchanging Shares. Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For individuals, any long-term capital gains you realize from selling Fund shares currently are taxed at a maximum rate of 15%. Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have. An exchange of shares is considered a sale, and gains from any sale or exchange may be subject to applicable taxes.

Backup Withholding - By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien).

You also may be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions or proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid. You should be aware that a Fund may be fined $50 annually by the Internal Revenue Service for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the applicable Fund may make a corresponding charge against the account.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts - When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

August 1, 2013

Fund Management

The Investment Adviser

Boston Trust Investment Management, Inc. (the “Adviser”), One Beacon Street, Boston, MA 02108, is the investment adviser for the Funds. The Adviser is a wholly-owned subsidiary of Boston Trust & Investment Management Company (“Boston Trust”).

The Adviser makes the day-to-day investment decisions for the Funds. In addition, the Adviser continuously reviews, supervises and administers each Fund’s investment program. For these advisory services, each of the Funds paid the Adviser investment advisory fees equaling 0.75% of its average daily net assets during the fiscal year ended March 31, 2013.

The Adviser has contractually agreed to reduce the amount of advisory fees it receives from each Fund and/or reimburse each Fund to the extent necessary to limit the Total Fund Operating Expenses of each Fund to 1.00% of its average daily net assets. This agreement is effective through August 1, 2014 and is exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles). Each Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser provided that such repayment does not cause a Fund’s Total Fund Operating Expenses to exceed 1.00% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.

Information regarding the factors considered by the Board of Trustees of the Funds in connection with their most recent renewal of the Investment Advisory Agreement with respect to the Funds is provided in the Funds’ Annual Report to Shareholders for the fiscal year ended March 31, 2013.

ESG Research and Shareholder Advocacy

Walden Asset Management (“Walden”), an affiliate of the Adviser, performs environmental, social and governance (ESG) research and shareholder advocacy, proxy voting, and other public policy initiatives for the Adviser with respect to the Walden Asset Management Fund, the Walden Equity Fund, the Walden Midcap Fund, Walden SMID Cap Innovations Fund and the Walden Small Cap Innovations Fund. Walden uses an in-house research and advocacy team to implement these Funds’ socially responsive investment criteria and shareholder advocacy initiatives. Since 1975, Walden has been a leader in socially responsive investing.

Portfolio Managers

The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of each Fund’s portfolios:

Boston Trust Asset Management Fund and Boston Trust Equity Fund: Domenic Colasacco, CFA

Mr. Colasacco is portfolio manager and president of the Adviser. Mr. Colasacco also is the president of the Adviser’s parent company, Boston Trust & Investment Management Company. Mr. Colasacco is a holder of the Chartered Financial Analyst (CFA) designation and a member of the Boston Security Analysts Society.

Walden Asset Management Fund and Walden Equity Fund: William H. Apfel, CFA

Mr. Apfel, a portfolio manager at the Adviser, serves as chief investment officer at the Adviser’s parent company, where he has worked since 1989. Mr. Apfel earned his B.A. from Binghamton University, M.A. from Georgetown University and Ph.D from Brown University.

Boston Trust Midcap Fund and Walden Midcap Fund: Stephen Amyouny, CFA

Mr. Amyouny, a portfolio manager at the Adviser responsible for the midcap strategy, joined Boston Trust & Investment Management Company, the parent Company of the Adviser, in 1996. Mr. Amyouny also performs securities research and analysis on a variety of industries and is director of equity research for Boston Trust & Investment Management Company. Mr. Amyouny holds the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute. He has a BA in Economics from Tufts University, as well as an MBA from Boston University.

Boston Trust Small Cap Fund, Boston Trust SMID Cap Fund, Walden SMID Cap Innovations Fund and Walden Small Cap Innovations Fund: kenneth Scott, CFA

Mr. Scott is a portfolio manager at the Adviser responsible for the small and SMID cap strategy. Mr. Scott also performs securities research and analysis for the firm. He joined Boston Trust & Investment Management Company, parent company to the Adviser, in January 1999. He earned a BA degree (cum laude) and a MS degree at Boston College and is a holder of the Chartered Financial Analyst (CFA) designation and a member of the Boston Security Analysts Society.

Boston Trust SMID Cap Fund, Walden SMID Innovations Cap Fund: Stephen Franco, CFA

Mr. Franco is a portfolio manager at the Adviser responsible for the small and SMID cap strategy. He joined Boston Trust & Investment Management Company, parent company to the Adviser, in 2005. Mr. Franco also performs securities research and analysis for the firm. He earned BA and MBA degrees from Boston University and a MS in Finance degree from Boston College. He is a holder of the Chartered Financial Analyst (CFA) designation and a member of the Boston Security Analysts Society.

Boston Trust SMID Cap Fund, Walden SMID Cap Innovations Fund: Heidi Vanni, CFA

Ms. Vanni is a portfolio manager at the Adviser responsible for the small and SMID cap strategy. She joined Boston Trust & Investment Management Company, parent company to the Adviser, in 2001. Ms. Vanni also performs securities research and analysis for the firm. She earned a BS degree from Boston University and an MBA degree from Boston College. She is a holder of the Chartered Financial Analyst (CFA) designation and a member of the Boston Security Analysts Society.

The Statement of Additional Information has more detailed information about the Adviser as well as additional information about the portfolio managers’ compensation arrangements, other accounts managed, and ownership of securities of the Funds.

The Distributor and Administrator

BHIL Distributors, Inc., 4041 N. High Street, Suite 402, Columbus, OH 43214 is the Funds’ distributor and Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 is the Funds’ administrator.

August 1, 2013

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Cohen Fund Audit Services, Ltd., an independent registered public accounting firm, whose report, along with each Fund’s financial statements, are included in the annual report of the Funds, which is available upon request.

Boston Trust Asset Management Fund (formerly, Boston Trust Balanced Fund)

Selected data for a share outstanding throughout the years indicated.

	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$33.71	$31.56	$28.69	$23.33	$30.31
Investment Activities:
Net investment income	0.51	0.43	0.44	0.47	0.49 (a)
Net realized and unrealized gains (losses) from investment transactions	2.41	2.17	2.88	5.36	(6.11)
Total from investment activities	2.92	2.60	3.32	5.83	(5.62)
Dividends:
Net investment income	(0.51)	(0.45)	(0.45)	(0.47)	(0.52)
Net realized gains from investments	(0.04)	—	—	—	(0.84)
Total dividends	(0.55)	(0.45)	(0.45)	(0.47)	(1.36)
Net Asset Value, End of Period	$36.08	$33.71	$31.56	$28.69	$23.33
Total Return	8.77%	8.36%	11.65%	25.08%	(18.68)%
Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$288,673	$257,031	$233,228	$200,312	$148,401
Ratio of net expenses to average net assets	0.96%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.51%	1.40%	1.50%	1.84%	1.80%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(b)	0.96%	1.07%	1.07%	1.08%	1.08%
Portfolio turnover rate	7.43%	18.70%	15.76%	12.90%	21.30%

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Calculated using the average shares method.

(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

Boston Trust Equity Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$15.54	$14.46	$12.62	$8.77	$13.17
Investment Activities:
Net investment income	0.20	0.13	0.11	0.10	0.10 (a)
Net realized and unrealized gains (losses) from investment transactions	1.30	1.08	1.84	3.85	(4.40)
Total from investment activities	1.50	1.21	1.95	3.95	(4.30)
Dividends:
Net investment income	(0.19)	(0.13)	(0.11)	(0.10)	(0.10)
Total dividends	(0.19)	(0.13)	(0.11)	(0.10)	(0.10)
Net Asset Value, End of Period	$16.85	$15.54	$14.46	$12.62	$8.77
Total Return	9.76%	8.50%	15.48%	45.13%	(32.73)%
Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$81,154	$69,574	$63,463	$53,583	$38,699
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.28%	0.96%	0.85%	0.92%	0.86%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(b)	1.01%	1.07%	1.09%	1.11%	1.10%
Portfolio turnover rate	5.69%	10.80%	14.31%	19.90%	28.85%

(a) Calculated using the average shares method.

(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

Boston Trust Midcap Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.34	$11.96	$9.44	$6.08	$9.23
Investment Activities:
Net investment income	0.08	0.03	0.02	0.02	0.02 (a)
Net realized and unrealized gains (losses) from investment transactions	1.01	0.78	2.73	3.36	(3.07)
Total from investment activities	1.09	0.81	2.75	3.38	(3.05)
Dividends:
Net investment income	(0.08)	(0.03)	(0.02)	(0.02)	(0.02)
Net realized gains from investments	(0.27)	(0.40)	(0.21)	—	(0.08)
Total dividends	(0.35)	(0.43)	(0.23)	(0.02)	(0.10)
Net Asset Value, End of Period	$13.08	$12.34	$11.96	$9.44	$6.08
Total Return	9.20%	7.24%	29.32%	55.68%	(33.03)%
Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$34,875	$29,224	$27,276	$16,309	$8,019
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.68%	0.30%	0.25%	0.26%	0.24%
Ratio of expenses (before fee reductions) to average net assets(b)	1.08%	1.19%	1.20%	1.32%	1.48%
Portfolio turnover rate	16.44%	19.01%	18.58%	26.44%	22.93%

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Calculated using the average shares method.

(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

Boston Trust SMID Cap Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year	For the period
	ended	ended
	March 31,	March 31,
	2013	2012(a)
Net Asset Value, Beginning of Period	$11.09	$10.00
Investment Activities:
Net investment income	0.04	—
Net realized and unrealized gains from investment transactions	1.05	1.09
Total from investment activities	1.09	1.09
Dividends:
Net investment income	(0.05)	—
Net realized gains from investments	(0.08)	—
Total dividends	(0.13)	—
Net Asset Value, End of Period	$12.05	$11.09
Total Return	10.00%	10.96	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$4,719	$3,605
Ratio of net expenses to average net assets	1.00%	1.00	%(c)
Ratio of net investment income to average net assets	0.37%	0.03	%(c)
Ratio of expenses (before fee reductions) to average net assets(d)	2.02%	2.18	%(c)
Portfolio turnover rate	33.83%	12.14	%(b)

Amounts designated as “—” are $0 or have been rounded $0.

(a) Commenced operations on November 30, 2011.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

Boston Trust Small Cap Fund

Selected data for a share outstanding throughout the years indicated.

	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$13.24	$14.00	$11.52	$7.21	$10.92
Investment Activities:
Net investment income	0.05	0.01	0.02	0.02	0.02 (a)
Net realized and unrealized gains (losses) from investment transactions	1.43	0.20	2.91	4.31	(3.64)
Total from investment activities	1.48	0.21	2.93	4.33	(3.62)
Dividends:
Net investment income	(0.05)	(0.01)	(0.03)	(0.02)	(0.02)
Net realized gains from investments	(0.42)	(0.96)	(0.42)	—	(0.07)
Total dividends	(0.47)	(0.97)	(0.45)	(0.02)	(0.09)
Net Asset Value, End of Period	$14.25	$13.24	$14.00	$11.52	$7.21
Total Return	11.61%	2.35%	25.78%	60.01%	(33.24)%
Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$502,789	$328,009	$268,237	$133,511	$25,504
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.10%
Ratio of net investment income to average net assets	0.38%	0.05%	0.15%	0.26%	0.21%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment advisor) to average net assets(b)	0.99%	1.09%	1.12%	1.14%	1.18%
Portfolio turnover rate	33.34%	30.99%	35.54%	26.68%	21.28%

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Calculated using the average shares method.

(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

Walden Asset Management Fund (formerly, Walden Balanced Fund)

Selected data for a share outstanding throughout the years indicated.

	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.82	$12.07	$10.98	$8.84	$11.90
Investment Activities:
Net investment income	0.15	0.12	0.15	0.16	0.16 (a)
Net realized and unrealized gains (losses) from investment transactions	0.71	0.75	1.09	2.11	(2.88)
Total from investment activities	0.86	0.87	1.24	2.27	(2.72)
Dividends:
Net investment income	(0.15)	(0.12)	(0.15)	(0.13)	(0.21)
Net realized gains from investments	—	—	—	—	(0.13)
Total dividends	(0.15)	(0.12)	(0.15)	(0.13)	(0.34)
Net Asset Value, End of Period	$13.53	$12.82	$12.07	$10.98	$8.84
Total Return	6.83%	7.35%	11.32%	25.78%	(22.91)%
Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$64,728	$57,080	$48,044	$41,500	$29,005
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.25%	1.04%	1.30%	1.59%	1.55%
Ratio of expenses (before fee reductions) to average net assets(b)	1.10%	1.13%	1.14%	1.17%	1.19%
Portfolio turnover rate	15.93%	24.56%	31.03%	27.02%	71.27%

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Calculated using the average shares method.

(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

Walden Equity Fund

Selected data for a share outstanding throughout the years indicated.

	For the year	For the year	For the year	For the year	For the year
	ended	ended	ended	ended	ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$14.39	$13.32	$11.61	$8.01	$12.54
Investment Activities:
Net investment income	0.16	0.13	0.11	0.11	0.14 (a)
Net realized and unrealized gains (losses) from investment transactions	1.01	1.06	1.71	3.63	(4.48)
Total from investment activities	1.17	1.19	1.82	3.74	(4.34)
Dividends:
Net investment income	(0.15)	(0.12)	(0.11)	(0.14)	(0.10)
Net realized gains from investments	—	—	—	—	(0.09)
Total dividends	(0.15)	(0.12)	(0.11)	(0.14)	(0.19)
Net Asset Value, End of Period	$15.41	$14.39	$13.32	$11.61	$8.01
Total Return	8.27%	9.06%	15.77%	46.79%	(34.74)%
Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$130,698	$104,206	$92,221	$72,087	$43,280
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.22%	0.97%	0.93%	1.18%	1.36%
Ratio of expenses (before fee reductions) to average net assets(b)	1.14%	1.09%	1.13%	1.16%	1.19%
Portfolio turnover rate	10.34%	11.06%	13.07%	25.16%	40.07%

Amounts designated as “—” are $0 or have been rounded to $0.

(a) Calculated using the average shares method.

(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

Walden Midcap Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year	For the period
	ended	ended
	March 31,	March 31,
	2013	2012(a)
Net Asset Value, Beginning of Period	$11.11	$10.00
Investment Activities:
Net investment income	0.06	0.02
Net realized and unrealized gains from investment transactions	0.95	1.11
Total from investment activities	1.01	1.13
Dividends:
Net investment income	(0.06)	(0.02)
Total dividends	(0.06)	(0.02)
Net Asset Value, End of Period	$12.06	$11.11
Total Return	9.12%	11.33	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$24,390	$14,213
Ratio of net expenses to average net assets	1.00%	1.00	%(c)
Ratio of net investment income to average net assets	0.58%	0.34	%(c)
Ratio of expenses (before fee reductions) to average net assets(d)	1.23%	1.34	%(c)
Portfolio turnover rate	12.32%	8.43	%(b)

(a) Commenced operations on August 1, 2011.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

Walden SMID Cap Innovations Fund

Selected data for a share outstanding throughout the periods indicated.

	For the period
	ended
	March 31,
	2013(a)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.03
Net realized and unrealized gains from investment transactions	2.09
Total from investment activities	2.12
Dividends:
Net investment income	(0.03)
Total dividends	(0.03)
Net Asset Value, End of Period	$12.09
Total Return	21.28	%(b)
Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$20,458
Ratio of net expenses to average net assets	1.00	%(c)
Ratio of net investment income to average net assets	0.43	%(c)
Ratio of expenses (before fee reductions) to average net assets(d)	1.60	%(c)
Portfolio turnover rate	13.31	%(b)

(a) Commenced operations on June 29, 2012.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

Walden Small Cap Innovations Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year	For the year	For the year	For the year	For the period
	ended	ended	ended	ended	ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2013	2012	2011	2010	2009(a)
Net Asset Value, Beginning of Period	$16.92	$17.64	$14.57	$9.19	$10.00
Investment Activities:
Net investment income	0.07	0.01	0.02	0.02	0.03	(b)
Net realized and unrealized gains (losses) from investment transactions	1.93	0.27	3.59	5.60	(0.83)
Total from investment activities	2.00	0.28	3.61	5.62	(0.80)
Dividends:
Net investment income	(0.07)	(0.02)	(0.03)	(0.02)	(0.01)
Net realized gains from investments	(0.37)	(0.98)	(0.51)	(0.22)	—
Total dividends	(0.44)	(1.00)	(0.54)	(0.24)	(0.01)
Net Asset Value, End of Period	$18.48	$16.92	$17.64	$14.57	$9.19
Total Return	12.05%	2.28%	25.13%	61.45%	(7.98	)%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$95,233	$69,544	$46,488	$22,057	$2,340
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.16	%(d)
Ratio of net investment income to average net assets	0.40%	0.06%	0.14%	0.26%	0.63	%(d)
Ratio of expenses (before fee reductions) to average net assets(e)	1.09%	1.15%	1.27%	1.68%	9.61	%(d)
Portfolio turnover rate	31.98%	24.62%	36.01%	23.07%	4.37	%(c)

Amounts designated as “—” are $0 or have been rounded $0.

(a) Commenced operations on October 24, 2008.

(b) Calculated using the average shares method.

(c) Not annualized for periods less than one year.

(d) Annualized for periods less than one year.

(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

This page is intentionally left blank.

This page is intentionally left blank.

For more information about the Funds, the following documents are available without charge upon request:

Annual/Semi-Annual Reports:

Each Fund’s annual and semi-annual reports to shareholders contain additional investment information. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

The Funds currently maintain a separate Internet website containing copies of their reports or the SAI at www.btim.com. You also can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds by contacting the Funds at:

Boston Trust Mutual Funds

c/o Boston Trust & Investment Management Company

One Beacon Street

Boston, Massachusetts 02108

Telephone: 1-800-282-8782 x7050

Information from the Securities and Exchange Commission:

You can obtain copies of Fund documents from the SEC as follows:

In person:

The SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

By mail:

Securities and Exchange Commission

Public Reference Section

Washington, D.C. 20549-1520

(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov

Investment Company Act File No. 811-06526.	BTWPU 09/13

BOSTON TRUST ASSET MANAGEMENT FUND

BOSTON TRUST EQUITY FUND

BOSTON TRUST MIDCAP FUND

BOSTON TRUST SMID CAP FUND

BOSTON TRUST SMALL CAP FUND

WALDEN ASSET MANAGEMENT FUND

WALDEN EQUITY FUND

WALDEN MIDCAP FUND

WALDEN SMID CAP INNOVATIONS FUND

WALDEN SMALL CAP INNOVATIONS FUND

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2013

This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectus for Boston Trust Asset Management Fund (formerly, Boston Trust Balanced Fund), Boston Trust Equity Fund, Boston Trust Midcap Fund, Boston Trust SMID Cap Fund, Boston Trust Small Cap Fund, Walden Asset Management Fund (formerly, Walden Balanced Fund), Walden Equity Fund, Walden Midcap Fund, Walden SMID Cap Innovations Fund and Walden Small Cap Innovations Fund (collectively, the “Funds”), dated the same date as the date hereof (each a “Prospectus”). The Funds are separate investment portfolios of The Boston Trust & Walden Funds (the “Trust”), an open-end investment management company. This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Boston Trust Mutual Funds c/o Boston Trust Investment Management, Inc. at One Beacon Street, Boston, Massachusetts 02108, by telephoning toll free (800) 282-8782, ext. 7050 and on the Funds’ website at www.btim.com.

TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES	3
Additional Information On Portfolio Instruments	3

INVESTMENT RESTRICTIONS	10
Portfolio Turnover	11

NET ASSET VALUE	11
Additional Purchase and Redemption Information	12

MANAGEMENT OF THE TRUST	12
Trustees and Officers	12
Investment Adviser	18
Portfolio Manager Information	19
Code of Ethics	21
Portfolio Transactions	21
Administrator and Fund Accounting Services	21
Distributor	26
Custodian	26
Transfer Agency Services	26
Independent Registered Public Accounting Firm	27
Legal Counsel	27

ADDITIONAL INFORMATION	28
Description Of Shares	28
Vote Of A Majority Of The Outstanding Shares	30
Additional Tax Information	31
Yields And Total Returns	34
Performance Comparisons	34
Proxy Voting	37
Disclosure of Fund Portfolio Holdings	37

MISCELLANEOUS	38

FINANCIAL STATEMENTS	38

STATEMENT OF ADDITIONAL INFORMATION

THE BOSTON TRUST & WALDEN FUNDS

The Boston Trust & Walden Funds (the “Trust”) is an open-end investment management company which currently offers its shares in separate series. The Trust was organized as a Massachusetts business trust on January 8, 1992. Prior to August 1, 2011, the Trust was known as The Coventry Group. Overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by series except as otherwise expressly required by law. An annual or special meeting of shareholders to conduct necessary business is not required by the Trust’s Declaration of Trust, the Investment Company Act of 1940 (the “1940 Act”) or other authority, except under certain circumstances. Absent such circumstance, the Trust does not intend to hold annual or special meetings. This Statement of Additional Information deals with ten series: Boston Trust Asset Management Fund (formerly, Boston Trust Balanced Fund, Boston Trust Equity Fund, Boston Trust Midcap Fund, Boston Trust SMID Cap Fund, Boston Trust Small Cap Fund), Walden Asset Management Fund (formerly, Walden Balanced Fund), Walden Equity Fund, Walden Midcap Fund, Walden SMID Cap Innovations Fund and Walden Small Cap Innovations Fund (the “Funds”). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

Additional Information On Portfolio Instruments

The following policies supplement the investment objectives and policies of each Fund as set forth in the Prospectus.

MONEY MARKET INSTRUMENTS. Money market instruments selected for investment by the Funds include high grade, short-term obligations, including those issued or guaranteed by the U.S. Government, its agencies and instrumentalities, U.S. dollar-denominated certificates of deposit, time deposits and bankers’ acceptances of U.S. banks (generally banks with assets in excess of $1 billion), repurchase agreements with recognized dealers and banks and commercial paper (including participation interests in loans extended by banks to issuers of commercial paper) that at the date of investment are rated A-1 or A-1+ by S&P or P-1 by Moody’s, or, if unrated, of comparable quality as determined by the Adviser.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. Under such agreements, the seller of a security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Funds together with the repurchase price on repurchase. In either case, the income to the Funds is unrelated to the interest rate on the security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission (“SEC”) or exempt from such registration. The Funds will enter generally into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Funds may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 5% of the value of the Funds’ net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Funds to the seller of the U.S. Government security subject to the repurchase agreement. In the event of the insolvency or default of the seller, the Funds could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. As with any unsecured debt instrument purchased for the Funds, the Investment Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

There is also the risk that the seller may fail to repurchase the security. However, the Funds will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Funds plus accrued interest, and the Funds will make payment against such

3

securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Funds will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

WHEN-ISSUED SECURITIES. The Funds are authorized to purchase securities on a “when-issued” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. To the extent that assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds would earn no income; however, it is the Funds’ intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, any purchase of such securities would be made with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Funds do not believe that its net asset value or income will be affected adversely by its purchase of securities on a when-issued basis. The Funds will designate liquid securities equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

FOREIGN SECURITIES. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar (See CURRENCY RISK). Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks.  Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies .In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. The settlement periods for foreign securities and instruments are often longer than those for securities or obligations of U.S. issuers or instruments denominated in U.S. dollars. Delayed settlement may affect the liquidity of a Fund’s holdings. Certain types of securities and other instruments are not traded “delivery versus payment” in certain markets (e.g., government bonds in Russia) meaning that a Fund may deliver securities or instruments before payment is received from the counterparty. In such markets, the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.  It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There can be no assurance that the Adviser will be able to anticipate these potential events and/or counter their impacts on a Fund’s share price.

Securities of foreign issuers may be held by the Funds in the form of American Depositary Receipts and European Depositary Receipts (“ADRs” and “EDRs”). These are certificates evidencing ownership of shares of a foreign-based issuer

4

held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies. For more information, see “Depositary Receipts”.

The Boston Trust Asset Management Fund and the Walden Asset Management Fund each may invest up to 25% of their assets in foreign securities.  Each other Fund may invest up to 15% of its assets in foreign securities.  Each Fund may invest without regard to the these limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

CURRENCY RISK. Foreign securities may be denominated in foreign currencies, although foreign issuers may also issue securities denominated in U.S. dollars. The value of a Fund’s investments denominated in foreign currencies and any funds held in foreign currencies will be affected by changes in currency exchange rates, the relative strength of those currencies and the U.S. dollar, and exchange-control regulations. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets. Accordingly, the ability of a Fund that invests in foreign securities as part of its principal investment strategy to achieve its investment objective may depend, to a certain extent, on exchange rate movements. In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, a Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the U.S. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the U.S.

DEBT SECURITIES AND RATINGS. Ratings of debt securities represent the rating agencies’ (as described below) opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security.

If a security’s rating is reduced while it is held by the Funds, the Adviser will consider whether the Funds should continue to hold the security, but the Funds are not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial conditions may be better or worse than the rating indicates.

HIGH YIELD SECURITIES. The Funds reserve the right to invest up to 20% of their assets in securities rated lower than BBB- by Standard & Poor’s Ratings Group (“S&P”) or lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), but rated at least B- by S&P or B3 by Moody’s (or, in either case, if unrated, deemed by the Adviser to be of comparable quality). Lower-rated securities generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes, or perceived changes, in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could affect adversely their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is smaller and less active than that for higher quality securities, which may limit the Funds’ ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a smaller and less actively-traded market.

Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for

5

redemption, the Funds may have to replace the security with a lower-yielding security, resulting in a decreased return to investors. Also, because the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates, the value of the securities held by the Funds may decline proportionately more than funds consisting of higher-rated securities. If the Funds experience unexpected net redemptions, they may be forced to sell their higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Funds and increasing the exposure of the Funds to the risks of lower-rated securities. Investments in zero-coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

GOVERNMENT SECURITIES. Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association (“Ginnie Mae”) and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association (“Fannie Mae”), are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment objectives and policies, each Fund may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts, to the extent of up to 5% of its assets. The Funds will engage in futures contracts and related options only for hedging purposes and will not engage in such transactions for speculation or leverage.

Transactions in options on securities and on indexes involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when the Funds seek to close out an option position. If the Funds were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire worthless. If the Funds were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Funds forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Funds, the Funds would not be able to close out the option. If restrictions on exercise were imposed, the Funds might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Funds is covered by an option on the same index purchased by the Funds, movements in the index may result in a loss to the Funds; such losses might be mitigated or exacerbated by changes in the value of the Funds’ securities during the period the option was outstanding.

Use of futures contracts and options thereon also involves certain risks. The variable degree of correlation between price movements of futures contracts and price movements in the related portfolio positions of the Funds creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund’s position. Also, futures and options markets may not be liquid in all circumstances and certain over the counter options may have no markets. As a result, in certain markets, the Funds might not be able to close out a transaction at all or without incurring losses. Although the use of options and futures transactions for hedging should minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly

6

income. The Funds may use these techniques to hedge against changes in interest rates or securities prices or as part of its overall investment strategy. The Funds will segregate liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options and futures contracts to avoid leveraging of the Funds.

ILLIQUID AND RESTRICTED SECURITIES. The Funds may not invest more than 5% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so-called “restricted securities”); and (iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between the Funds’ decision to dispose of such securities and the time when the Funds are able to dispose of them, during which time the value of the securities could decline. Securities which meet the requirements of Securities Act Rule 144A are restricted, but may be determined to be liquid by the Trustees, based on an evaluation of the applicable trading markets.

CONVERTIBLE SECURITIES. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

CLOSED-END INVESTMENT COMPANIES. Each Fund may invest in closed-end investment companies. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as each Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

Each Fund generally will purchase shares of closed-end funds only in the secondary market. Each Fund will incur normal brokerage costs on such purchases similar to the expenses each Fund would incur for the purchase of securities of any other type of issuer in the secondary market. Each Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end Fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if each Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

A closed-end fund in which a Fund invests may issue auction preferred shares (“APS”). The dividend rate for the APS normally is set through an auction process. In the auction, holders of APS may indicate the dividend rate at which they would be willing to hold or sell their APS or purchase additional APS. The auction also provides liquidity for the sale of APS. A Fund may not be able to sell its APS at an auction if the auction fails. An auction fails if there are more APS offered for sale than there are buyers. A closed end fund may not be obligated to purchase APS in an auction or otherwise, nor may the closed end fund be required to redeem APS in the event of a failed auction. As a result, a Fund’s investment in APS may be illiquid. In addition, if the Fund buys APS or elects to retain APS without specifying a dividend rate below which it would not wish to buy or continue to hold those APS, the Fund could receive a lower rate of return on its APS than the market rate.

7

Each Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by each Fund will ever decrease. In fact, it is possible that this market discount may increase and each Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of each Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by each Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by each Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end Fund’s common shares in an attempt to enhance the current return to such closed-end Fund’s common shareholders. Each Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

DEPOSITARY RECEIPTS. Sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR. Unsponsored ADRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies, including those described under “Closed-End Investment Companies”, to the extent that such an investment would be consistent with the requirements of the 1940 Act and each Fund’s investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, each Fund becomes a shareholder of that investment company. As a result, each Fund’s shareholders indirectly will bear each Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses each Fund’s shareholders directly bear in connection with each Fund’s own operations.

Except as described below, the 1940 Act currently requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund.

Under Rule 12d1-1 under the 1940 Act, however, a Fund may invest in affiliated and unaffiliated money market funds without limit subject to the acquiring Fund’s investment policies and restrictions and the conditions of the rule. Pursuant to Rule 12d1-2 under the 1940 Act, funds of funds that previously were permitted only to invest in affiliated funds, government securities and short-term paper are now permitted under certain circumstances to invest in: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company that are consistent with the fund’s investment policies and (3) affiliated or unaffiliated money market funds as part of “cash sweep” arrangements. One consequence of these new rules is that any fund, whether or not previously designated as a fund of funds, may invest without limit in affiliated funds if the acquisition is consistent with the investment policies of the fund and the restrictions of the rules. A Fund investing in affiliated funds under these new rules could not invest in a Fund that did not have a policy prohibiting it from investing in shares of other funds in reliance on Section 12(d)(1)(F) and (G) of the 1940 Act.

PREFERRED STOCK. Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks

8

of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to each Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to each Fund.

RIGHTS. Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Adviser believes rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is that the Adviser might miscalculate their value resulting in a loss to each Fund. Another risk is the underlying common stock may not reach the Adviser’s anticipated price within the life of the right.

WARRANTS. Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The risk in investing in warrants is the Adviser might miscalculate their value, resulting in a loss to each Fund. Another risk is the warrants will not realize their value because the underlying common stock does reach the Adviser’s anticipated price within the life of the warrant.

9

INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Funds’ outstanding voting securities as defined in the 1940 Act. The Funds may not:

1.                                      Make loans to others, except (a) through the purchase of debt securities, (b) by investing in repurchase agreements and (c) by loaning portfolio securities.

2.                                      Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase agreements.

3.                                      Underwrite securities of other issuers, except to the extent that a Fund may be deemed an underwriter under the Securities Act of 1933 by virtue of disposing of portfolio securities or when selling its own shares.

4.                                      Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation also does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate, including real estate investment trusts.

5.                                      Purchase or sell commodities or commodity contracts except as may be permitted by the Investment Company Act of 1940, as amended, or unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments, including derivatives related to physical commodities; or purchasing or selling securities or other instruments backed by commodities; or purchasing or selling securities of companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6.                                      Invest more than 25% of the value of its net assets in the securities of companies engaged in any particular industry or group of industries, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or repurchase agreements secured thereby.

7.                                      Will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

8.                                      Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Funds would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Funds’ assets may be invested without regard to this limitation.

The Funds observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Funds may not:

1.                                      Purchase any security if as a result the Funds would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of a single issuer.

10

2.                                      Invest in any issuer for purposes of exercising control or management.

3.                                      Invest in securities of other investment companies which would result in the Funds owning more than 3% of the outstanding voting securities of any one such investment company, Funds owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund’s total assets, or Funds owning securities of investment companies in the aggregate which would exceed 10% of the value of the Funds’ total assets, except as permitted by the Investment Company Act of 1940 and the rules thereunder.

4.                                      Invest, in the aggregate, more than 5% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

5.                                      Invest more than 15% of its assets in securities of foreign issuers (including American Depositary Receipts with respect to foreign issuers, but excluding securities of foreign issuers listed and traded on a domestic national securities exchange); provided, however, that the Boston Trust Asset Management Fund and the Walden Asset Management Fund each may invest up to 25% of their assets in foreign securities.

6.                                      Invest in securities issued by any affiliate of the Adviser. If a percentage restriction described in the Prospectus or this Statement of Additional Information is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except for the policies regarding borrowing and illiquid securities or as otherwise specifically noted.

7.                                      The Funds may not sell securities short or purchase securities on margin, This limitation does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities or depositing or paying initial or variation margin in connection with financial futures contracts, related options transactions or other permissible investments.

Portfolio Turnover

The portfolio turnover rate for the Funds is calculated by dividing the lesser of the Funds’ purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of shares. High portfolio turnover rates generally will result in higher transaction costs, including brokerage commissions, to the Funds and may result in additional tax consequences to the Funds’ Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

NET ASSET VALUE

As indicated in the Prospectus, the net asset value of the Funds is determined once daily as of the close of public trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. The New York Stock Exchange will not open inobservance of the following holidays: New Year’s Day, Martin Luther King, Jr.’s Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The Funds do not expect to determine the net asset value of their shares on any day when the Exchange is not open for trading, even if there is sufficient trading in portfolio securities on such days to materially affect the net asset value per share.

Investments in securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities are normally traded. Unlisted securities for which market quotations are readily available are valued at such market value. Securities and other assets for which quotations (i) are not readily available, or (ii) in the opinion of the Adviser, do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which they security is principally traded (but prior to the time the net asset value is calculated) that materially affects fair value, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Trust. Short-term securities (i.e.,

11

with maturities of 60 days or less) are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

Among the factors that will be considered, if they apply, in valuing portfolio securities held by a Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

The Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. Certain instruments, for which pricing services used for the Funds do not provide prices, may be valued by the Trust using methodologies similar to those used by pricing services, where such methodologies are believed to reflect fair value of the subject security. The methods used by the pricing service and the Funds and the valuations so established will be reviewed by the Trust under the general supervision of the Trust’s Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of each of the Funds are sold on a continuous basis by BHIL Distributors, Inc.  (“BHIL”), and BHIL has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing shares directly from the Fund, shares may be purchased through procedures established by BHIL in connection with the requirements of accounts at the Adviser or the Adviser’s affiliated entities (collectively, “Entities”). Customers purchasing shares of the Funds may include officers, directors, or employees of the Adviser or the Entities.

The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Trust to determine the fair value of its net assets.

MANAGEMENT OF THE TRUST

THE BOARD OF TRUSTEES

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and the Funds. The Board has engaged service providers to manage and/or administer the day-to-day operations of the Funds and is responsible for overseeing such service providers. The Trustees also have engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Adviser or its affiliates to advise them on matters relating to their responsibilities in connection with the Trust.  In addition to four regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting.  The Board is currently composed of five Trustees, three of whom are not an “interested persons” of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to four regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. The Chairman of the Board is an Independent Trustee.  The Chairman’s responsibilities include, among other things, scheduling Board meetings, setting and prioritizing Board meeting agendas, serving as a point person for the exchange of information between management and the Board of Trustees, coordinating communications among the Trustees, and ensuring that the Board receives reports from management on essential matters.  The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the Funds’ Chief Compliance Officer at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure.

12

INTERESTED TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUNDS	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS

Lucia B. Santini One Beacon Street, 33rd Floor Boston, MA 02108 Date of Birth: 10/2/1958	Trustee and President	Indefinite; Since June, 2011	Managing Director and Portfolio Manager, Boston Trust Investment Management, Inc., February, 2001 to present; Senior Vice President and Senior Portfolio Manager, Boston Trust & Investment Management Company (bank trust company), November 1993 to present.	10	None

Heidi Soumerai One Beacon Street, 33rd Floor Boston, MA 02108 Date of Birth: 9/14/1957	Trustee	Indefinite, Since May, 2013	Senior Vice President and Director of ESG Research, Boston Trust & Investment Management Company, August 2004 - present; Research Analyst, Boston Trust & Investment Management, January 1985 to present	10	None

*                                         Trustees and officers hold their positions until resignation or removal.

**                                  The “Fund Complex” consists of The Boston Trust and Walden Funds.

Ms. Santini and Ms. Soumerai are considered “interested persons” of the Trust as defined in the 1940 Act due to their employment with Boston Trust Investment Management, Inc., the Funds’ investment adviser.

I

13

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUNDS	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS

Diane E. Armstrong 3435 Stelzer Road Columbus, Ohio 43219 Date of Birth: 7/2/1964	Trustee	Indefinite; Since February, 2005	President, Armstrong Financial Services (financial planning firm), November, 2012 to present; Managing Director of Financial Planning Services, WealthStone (financial planning firm), July, 2008 to November, 2012; Principal of King, Dodson Armstrong Financial Advisors, Inc. August, 2003 to July, 2008.	10	None

Michael M. Van Buskirk 3435 Stelzer Road Columbus, Ohio 43219 Date of Birth: 2/22/1947	Trustee and Chairman of the Board	Indefinite; Trustee since January, 1992. Chairman since January, 2006.	President and Chief Executive Officer, Ohio Bankers League. May, 1991 to present.	10	Advisers Investment Trust

James H. Woodward 3435 Stelzer Road Columbus, Ohio 43219 Date of Birth: 11/24/1939	Trustee	Indefinite; Since February, 2006	Chancellor Emeritus, University of North Carolina at Charlotte, August, 2005 to present. Chancellor, North Carolina State University, June, 2009 to April, 2010; Chancellor, University of North Carolina at Charlotte. July, 1989 to July, 2005.	10	None

*                                         Trustees hold their position until their resignation or removal.

**                                  The “Fund Complex” consists of The Boston Trust and Walden Funds.

OFFICERS WHO ARE NOT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE FUNDS	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS

Jennifer Ellis One Beacon Street, 33rd Floor Boston, MA 02108 Date of Birth: 7/29/1972	Treasurer	Indefinite; Since May, 2011

Chief Financial Officer/Treasurer, Boston Trust & Investment Management Company, May 2011 to present; Finance Director, Bain Capital, June 2008 to May 2010; Vice-President of Finance, Vesbridge Partners, June 2004 to present

Curtis Barnes 100 Summer Street Boston, MA 02110 Date of Birth: 9/24/1953	Secretary	Indefinite; Since May, 2007	Senior Vice President, Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.), August, 2007 to present; Vice President, BISYS Fund Services Ohio, Inc., July, 2004 to July, 2007.

Eric B. Phipps 3435 Stelzer Road Columbus, Ohio 43219 Date of Birth: 6/20/1971	Chief Compliance Officer	Indefinite; Since November, 2006

Senior Vice President, Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) December, 2005 to present. Staff Accountant, United States Securities and Exchange Commission October, 2004 to May, 2006. Director of Compliance, BISYS Fund Services Ohio, Inc., December, 1995 to October, 2004.

*                 Officers hold their positions until a successor has been duly elected and qualified.

Each Trustee is nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills.  The characteristics that led the Board to conclude that each of the Trustees should continue to serve as a Trustee of the Trust are discussed below.

14

Michael M.  Van Buskirk.  Mr. Van Buskirk has been a Trustee since the 1992 and has served as Chairman of the Board of Trustees since 2006.  Mr. Van Buskirk is the Chairman and Chief Executive Officer of the Ohio Bankers League, a financial trade association.  Mr. Van Buskirk formerly was a senior executive of a major financial services company.  Mr. Van Buskirk has deep knowledge of the Trust and its service providers, the creation and distribution of financial products and the regulatory framework under which the Trust operates.

Diane E. Armstrong.  Ms. Armstrong is the President of Armstrong Financial Services, a financial planning firm.  Ms. Armstrong has served on the Board of Trustees since 2004 and is Chairwomen of the Trust’s Audit Committee.  Ms. Armstrong brings investment, auditing, budgeting and financial reporting skills to the Board of Trustees and her investment management background provides important insights into the needs of Fund shareholders.

Lucia B. Santini.  Ms. Santini was appointed to the Board of Trustees in 2011 and elected by shareholders on May 24, 2013.  She also serves as President of the Trust.  Ms. Santini has been a Managing Director of Boston Trust Investment Management, Inc., the Funds’ Adviser, since 2001 and Senior Vice President and Senior Portfolio Manager of Boston Trust & Investment Management Company, the parent of the Adviser, since 1993.  Ms. Santini brings operational, investment management and marketing knowledge to the Board of Trustees.

James H. Woodward.  Mr. Woodward has served on the Board of Trustees since 2006 and is Chairman of the Trust’s Nominating Committee. Mr. Woodward is the Chancellor Emeritus of both North Carolina State University and the University of North Carolina at Charlotte.  His strategic planning, organizational and leadership skills help the Board set long-term goals for the Funds and establish processes for overseeing Trust policies and procedures.

Heidi Soumerai.  Ms. Soumerai was elected to the Board of Trustees on May 24, 2013.   Ms. Soumerai is a Senior Vice President and Director of ESG Research for Boston Trust & Investment Management Company, the parent company of the Adviser, and a member of the Board of Directors of Boston Trust.  As the firm’s director of ESG research, she oversees the evaluation of existing and potential securities relative to environmental, social and governance (ESG) factors. Ms. Soumerai has extensive portfolio management experience, including extensive social investing knowledge.

BOARD COMMITTEES

The Board has established an Audit Committee, Nominating Committee and Valuation Committee to assist it in performing its oversight function. The Audit Committee, composed entirely of Independent Trustees, oversees the Trust’s accounting and financial reporting policies and practices and the quality and objectivity of the Trust’s financial statements and the independent audit thereof. The Audit Committee generally is responsible for (i) overseeing and monitoring the Trust’s internal accounting and control structure, its auditing function and its financial reporting process, (ii) selecting and recommending to the full Board of Trustees the appointment of auditors for the Trust, (iii) reviewing audit plans, fees, and other material arrangements with respect to the engagement of auditors, including the performance of permissible non-audit services; (iv) reviewing the qualifications of the auditor’s key personnel involved in the foregoing activities and (v) monitoring the auditor’s independence.  The Audit Committee met two times during the last fiscal year. The Nominating Committee, also comprised of all of the Independent Trustees, evaluates the qualifications of candidates and makes nominations for independent trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. During the last fiscal year, the Nominating Committee held one meeting. The purpose of the Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, is to oversee the implementation of the Trust’s valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. The Valuation Committee meets as necessary. The Board has determined that leadership by an Independent Trustee and a committee structure that is led by Independent Trustees is appropriate for the Trust and allows the Board to effectively and efficiently evaluate issues that impact the Trust as a whole as well as issues that are unique to each Fund.

RISK OVERSIGHT

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk.  The Board oversees management of the Funds’ risks directly and through its committees.  While day-to-day risk management responsibilities rest with the Trust’s Chief Compliance Officer, investment adviser and other service providers, the Board monitors and tracks risk by:

15

1.                                      Receiving and reviewing quarterly and ad hoc reports related to the performance and operations of the Funds;

2.                                      Reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures;

3.                                      Periodically meeting with portfolio management to review investment strategies, techniques and the processes used to manage related risks;

4.                                      Meeting with representatives of key service providers, including the Fund’s investment adviser, administrator, transfer agent and independent registered public accounting firm to discuss the activities of the Funds;

5.                                      Engaging the services of the Chief Compliance Officer of the Trust to test the compliance procedures of the Trust and its service providers;

6.                                      Receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls

7.                                      Receiving reports from the investment adviser’s Chief Compliance Officer and the Trust’s Anti-Money Laundering Compliance Officer; and

8.                                      Receiving and reviewing an annual written report prepared by the Trust’s Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation.

The Board has concluded that its general oversight of the investment adviser and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

OWNERSHIP OF SECURITIES

As of June 30, 2013, the Trust’s Trustees and officers, as a group, owned less than 1% of each Fund’s outstanding Shares.

For the year ended December 31, 2012, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustee within the same family of investment companies as the Funds is as follows:

16

INTERESTED TRUSTEES

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
Lucia B. Santini	Over $100,000	Over $100,000

Heidi Soumerai	Over $100,000	Over $100,000

INDEPENDENT TRUSTEES

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
Diane E. Armstrong	None	None

Michael M. Van Buskirk	Over $100,000	Over $100,000

James H. Woodward	$0 - $10,000	$0 - $10,000

* “Family of Investment Companies” means The Boston Trust and Walden Funds.

The Officers of the Trust (other than the Chief Compliance Officer) receive no compensation directly from the Trust for performing the duties of their offices. Citi Fund Services Ohio, Inc. (“Citi”) receives fees from the Funds for acting as administrator and sub-transfer agent and for providing certain fund accounting services. Messrs. Barnes and Phipps are employees of Citi.

Trustees of the Trust not affiliated with Citi or the Adviser receive from the Trust, effective as of May 24, 2013, the following fees: a quarterly retainer fee of $2,250 per quarter; a regular meeting fee of $2,000 per meeting; a special in-person meeting fee of $1,000; a telephonic meeting fee of $500; and a $500 per meeting fee for all other committee meetings. The Chairman of the Board of Trustees receives an additional $200 per year.  Trustees are also reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with Citi do not receive compensation from the Trust.

For the fiscal year ended March 31, 2013 the Trustees received the following compensation from the Trust and from certain other investment companies (if applicable) that have the same investment adviser as the Funds or an investment adviser that is an affiliated person of the Trust’s investment adviser:

NAME OF TRUSTEE	AGGREGATE COMPENSATION FROM THE FUNDS	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUNDS EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE FUND AND FUND COMPLEX PAID TO THE TRUSTEES*

Diane E. Armstrong	$12,000	$0	$0	$12,000

Lucia B. Santini**	$0	$0	$0	$0

Michael M. Van Buskirk	$16,000	$0	$0	$16,000

James H. Woodward	$12,000	$0	$0	$12,000

Heidi Soumerai **	$0	$0	$0	$0

*                                         The “Fund Complex” consists of The Boston Trust and Walden Funds.

**                                  Ms. Santini appointed to the Board on May 19, 2011 and elected by shareholders on May 24, 2013.  Ms. Soumerai was elected to the Board by shareholders on May 24, 2013.  As interested Trustees, Ms. Santini and Ms. Soumerai receive no compensation.

17

INVESTMENT ADVISER

Investment advisory and management services are provided to the Funds by Boston Trust Investment Management, Inc. (the “Adviser”), pursuant to an Investment Advisory Agreement dated as of September 30, 2004, as amended. The Adviser is a wholly-owned subsidiary of Boston Trust & Investment Management Company, a Massachusetts chartered banking and trust company (“Boston Trust”), which in turn is a wholly-owned subsidiary of BTIM Corporation, a bank holding company organized as a Delaware corporation. Under the terms of the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectus of the Funds. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each Fund pays the Adviser a fee, computed daily and paid monthly, at the following annual rates: Investment 0.75% of average daily net assets; Boston Trust Equity Fund 0.75% of average daily net assets; Boston Trust Small Cap Fund 0.75% of average daily net assets; Boston Trust Midcap Fund 0.75% of average daily net assets; Boston Trust SMID Cap Fund 0.75% of average daily net assets; Walden Asset Management Fund 0.75% of average daily net assets; Walden Equity Fund 0.75% of average daily net assets; Walden Midcap Fund 0.75% of average daily net assets; Walden SMID Cap Innovations Fund 0.75% of average daily net assets, and Walden Small Cap Fund 0.75%.

The Investment Advisory Agreement for each Fund continues year to year for successive annual periods if, as to each Fund, such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of the relevant Fund (as defined in the Funds’ Prospectus), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to the Funds at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act, or for reasons as set forth in the Agreement.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

For each of the past three fiscal years ending March 31, the Funds paid the Adviser investment advisory fees pursuant to the terms of the Investment Advisory Agreement and the Adviser waived and/or reimbursed investment advisory fees pursuant to the terms of an expense limitation agreement in effect with respect to each of the Funds as follows:

FUND		2011		2012		2013
Boston Trust Asset Management Fund	Advisory Fees Paid	$1,558,874	**	$1,847,873	***	$1,962,274
	Waived and/Reimbursed	$0		$0		$0

Boston Trust Equity Fund	Advisory Fees Paid	$415,918		$479,132	****	$532,984
	Waived and/Reimbursed	$13,866		$0		$0

Boston Trust Midcap Fund	Advisory Fees Paid	$151,132		$199,657		$220,142
	Waived and/Reimbursed	$27,687		$33,899		$16,993

Boston Trust SMID Cap Fund	Advisory Fees Paid	$0	*	$7,496		$28,883
	Waived and/Reimbursed	$0	*	$11,533		$33,947

18

Boston Trust Small Cap Fund	Advisory Fees Paid	$1,381,352		$2,096,847		$2,679,568
	Waived and/Reimbursed	$105,195		$60,584		$0

Walden Asset Management Fund	Advisory Fees Paid	$326,088		$379,758		$435,530
	Waived and/Reimbursed	$32,028		$33,900		$49,992

Walden Equity Fund	Advisory Fees Paid	$584,290		$702,014		$812,878
	Waived and/Reimbursed	$51,177		$26,043		$151,960

Walden Midcap Fund	Advisory Fees Paid	$0	*	$48,078		$130,323
	Waived and/Reimbursed	$0	*	$18,288		$34,176

Walden SMID Cap Innovations Fund	Advisory Fees Paid	$0	*	$0	*	$44,648
	Waived and/Reimbursed	$0	*	$0	*	$30,124

Walden Small Cap Innovations Fund	Advisory Fees Paid	$228,601		$406,952		$611,300
	Waived and/Reimbursed	$61,924		$45,712		$64,888

*                                         The Fund had not commenced operations as of this period.

**                                  Includes $17,016 recoupment of amounts previously waived and/or reimbursed

***                           Includes $80,412 recoupment of amounts previously waived and/or reimbursed

****                    Includes $6,335 recoupment of amounts previously waived and/or reimbursed

As of March 31, 2013, the Adviser may recoup $13,866, $78,579, $45,480, $165,779, $115,920, $229,180, $52,464, $30,124 and $172,524 from the Funds as follows:

Funds	Amount	Expires	Funds	Amount	Expires
Boston Trust Equity Fund	$13,866	2014	Walden Asset Management Fund	$32,028	2014
Boston Trust Midcap Fund	27,687	2014		33,900	2015
	33,899	2015		49,992	2016
	16,993	2016	Walden Equity Fund	51,177	2014
Boston Trust SMID Cap Fund	11,533	2015		26,043	2015
	33,947	2016		151,960	2016
Boston Trust Small Cap Fund	105,195	2014	Walden Mid Cap Fund	18,288	2015
	60,584	2015		34,176	2016
			Walden SMID Cap Innovations Fund	30,124	2016
			Walden Small Cap Innovations Fund	61,924	2014
				45,712	2015
				64,888	2016

PORTFOLIO MANAGER INFORMATION

Domenic Colasacco serves as Portfolio Manager for both the Boston Trust Asset Management Fund and the Boston Trust Equity Fund. Kenneth Scott serves as Portfolio Manager for the Boston Trust Small Cap Fund, the Boston Trust SMID Cap Fund, the Walden Small Cap Innovations Fund and the Walden SMID Cap Innovations Fund. William H. Apfel serves as Portfolio Manager for the Walden Asset Management Fund, and the Walden Equity Fund and Stephen Amyouny serves as Portfolio Manager for the Boston Trust Midcap Fund. Stephen Franco serves as Portfolio Manager for both the Boston Trust SMID Cap Fund and the Walden SMID Cap Innovations Fund. Heidi Vanni serves as Portfolio Manager for both the Boston Trust SMID Cap Fund and the Walden SMID Cap Innovations Fund. The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of March 31, 2013:

19

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED ($ MILLIONS)	OTHER POOLED INVESTMENT VEHICLE ACCOUNTS	ASSETS MANAGED ($ MILLIONS)	OTHER ACCOUNTS *	ASSETS MANAGED ($ MILLIONS)
DOMENIC COLASACCO	0	$—	2	$428.8	190	$1,192.5
KENNETH SCOTT	2	$560.7	2	$40.7	47	$1,280.8
STEPHEN AMYOUNY	0	$—	1	$4.8	97	$908.9
WILLIAM H. APFEL	0	$—	2	$75.8	83	$1,110.7
STEPHEN FRANCO	1	$147.9	0	$—	30	$246.7
HEIDI VANNI	0	$—	0	$—	37	$189.4

*                                         The majority of these other accounts are invested in one of the other pooled investment vehicles listed above.

The Adviser has no performance-based accounts.

Portfolio managers at the Adviser may manage accounts for multiple clients. Portfolio managers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

The compensation of the portfolio managers varies with the general success of the Adviser as a firm and its affiliates. Each portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the Adviser and its affiliates for the given time period. The portfolio managers’ compensation is not linked to any specific factors, such as a Fund’s performance or asset level.

The Adviser’s compensation structure is designed to recognize cumulative contribution to its investment policies and process, and client service. Compensation incentives align portfolio manager interests with the long-term interest of clients. Short-term, return based incentives, which may encourage undesirable risk are not employed. Returns and portfolios are monitored for consistency with investment policy parameters.

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the potential conflicts associated with managing multiple accounts for multiple clients.

The dollar range of equity securities beneficially owned by the Funds’ portfolio managers in the Funds they manage as of March 31, 2013 is as follows:

PORTFOLIO MANAGER		DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
DOMENIC COLASACCO	Boston Trust Asset Management Fund	Over $1,000,000
	Boston Trust Equity Fund	Over $1,000,000
KENNETH SCOTT	Boston Trust SMID Cap Fund	$10,001 - $50,000
	Boston Trust Small Cap Fund	$10,001 - $50,000
	Walden SMID Cap Fund	$0
	Walden Small Cap Fund	$10,001 - $50,000
STEPHEN AMYOUNY	Boston Trust Midcap Fund	$100,01 - $500,000
	Walden Midcap Fund	$0
WILLIAM APFEL	Walden Equity Fund	Over $1,000,000
	Walden Asset Management Fund	$0
STEPHEN FRANCO	Boston Trust SMID Cap Fund	$50,001 - $100,000
HEIDI VANNI	Boston Trust SMID Cap Fund	$0

20

Code of Ethics

The Boston Trust & Walden Funds and the Adviser have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, applicable to securities trading practices of its personnel. Each Code permits covered personnel to trade in securities in which a Fund may invest, subject to certain restrictions and reporting requirements.

Portfolio Transactions

References to the Adviser with respect to portfolio transactions include its affiliate, Boston Trust & Investment Management Company. Pursuant to the Investment Advisory Agreement with respect to the Funds, the Adviser determines, subject to the general supervision of the Board of Trustees of the Trust and in accordance with the Funds’ investment objectives and restrictions, which securities are to be purchased and sold by the Funds, and which brokers are to be eligible to execute such Funds’ portfolio transactions.

Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Funds. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing the Funds’ brokerage transactions which are in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to the Funds or to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its respective agreement regarding management of the Funds. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the Adviser who may indirectly benefit from the availability of such information. Similarly, the Funds may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Investment Advisory Agreement, the Adviser is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the Adviser does follow such a practice, it will do so on a basis which is fair and equitable to the Trust and the Funds. For each of the past three fiscal years ending March 31, the Funds paid commissions to firms that provide brokerage and research services to the Funds as follows:

21

FUND		2011	2012	2013
Boston Trust Asset Management Fund	Commissions	$35,102	$24,096	$15,096
	Aggregate Portfolio Transactions	$49,444,056	$34,683,380	$27,551,248

Boston Trust Equity Fund	Commissions	$11,890	$10,378	$7,675
	Aggregate Portfolio Transactions	$17,647,735	$15,091,981	$12,606,606

Boston Trust Midcap Fund	Commissions	$8,395	$7,185	$5,588
	Aggregate Portfolio Transactions	$12,741,803	$10,618,861	$12,169,385

Boston Trust Small Cap Fund	Commissions	$65,663	$176,214	$198,179
	Aggregate Portfolio Transactions	$217,016,255	$223,506,544	$366,286,282

Boston Trust SMID Cap Fund	Commissions	$0*	$1,195	$1,496
	Aggregate Portfolio Transactions	$0*	$3,852,311	$2,970,528

Walden Asset Management Fund	Commissions	$10,997	$10,032	$4,952
	Aggregate Portfolio Transactions	$17,918,542	$18,851,856	$8,995,881

Walden Equity Fund	Commissions	$22,781	$17,048	$20,236
	Aggregate Portfolio Transactions	$28,265,432	$25,254,830	$39,327,905

Walden Midcap Fund	Commissions	$0*	$8,051	$5,103
	Aggregate Portfolio Transactions	$0*	$13,471,774	$11,822,079

Walden Small Cap Innovations Fund	Commissions	$6,940	$33,936	$42,935
	Aggregate Portfolio Transactions	$38,816,000	$36,206,119	$65,445,962

Walden SMID Cap Innovations Fund	Commissions	$0*	$0*	$8,658
	Aggregate Portfolio Transactions	$0*	$0*	$19,795,414

22

*                                         The Fund had not commenced operations as of this period.

The Adviser may not give consideration to sales of shares of the Funds as a factor in the selection of brokers-dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Funds’ shares so long as such selection is based on the quality of the broker’s execution and not on its sales efforts.

Except as otherwise disclosed to the shareholders of the Funds and, as permitted by applicable laws, rules and regulations, the Trust will not, on behalf of the Funds, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser or its affiliates, and will not give preference to the Adviser’s correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

Investment decisions for each Fund are made independently from those for the other Funds, other funds of the Trust or any other investment company or account managed by the Adviser, but may be contemporaneous. Any such other fund, investment company or account may also invest in the same securities as the Trust on behalf of the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another fund of the Trust managed by the Adviser, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may affect adversely the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire nor take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Adviser, any of its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds or any other fund of the Trust.

For each of the past three fiscal years ending March 31, the Funds paid brokerage commissions as follows:

FUND	2011	2012	2013
Boston Trust Asset Management Fund	$40,619	$24,098	$15,096
Boston Trust Equity Fund	$14,673	$10,380	$7,675
Boston Trust Midcap Fund	$10,180	$7,154	$5,588
Boston Trust SMID Cap Fund	$0*	$1,916	$1,496
Boston Trust Small Cap Fund	$208,538	$176,442	$198,179
Walden Asset Management Fund	$14,714	$10,033	$4,952
Walden Equity Fund	$25,338	$17,050	$20,236
Walden Midcap Fund	$0*	$8,051	$5,103
Walden SMID Cap Innovations Fund	$0*	$0*	$8,658
Walden Small Cap Innovations Fund	$33,672	$34,089	$42,935

23

*                                         The Fund had not commenced operations as of this period.

Administrator and Fund Accounting Services

Citi serves as administrator (the “Administrator”) to the Funds pursuant to a Management and Administration Agreement dated as of March 23, 1999 (the “Administration Agreement

Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefore; compile data for, assist the Trust or its designee in the preparation of, and file all of the Funds’ federal and state tax returns and required tax filings other than those required to be made by the Funds’ custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Trust’s counsel; assist to the extent requested by the Trust with the Trust’s preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Funds’ operations. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

The Administrator receives a tiered fee from the Trust for its services as Administrator pursuant to an Administration Agreement. The fee is calculated daily and paid periodically at an annual rate of up to 0.15% of the Funds’ average daily net assets on the first $250 million in Trust assets, 0.13% on Trust assets in excess of $250 million and up to $500 million, 0.11% on Trust assets in excess of $500 million and up to $750 million and 0.09% on Trust assets in excess of $750 million.

For each of the past three fiscal years ending March 31, the Funds paid the Administrator total Administration Fees as follows:

FUND		2011		2012	2013
Boston Trust Asset Management Fund	Administrative Fees Paid	$422,609		$453,899	$312,121
	Administrative Fees Voluntarily Waived	$136,554		$154,412	$0
Boston Trust Equity Fund	Administrative Fees Paid	$115,179		$121,376	$84,721
	Administrative Fees Voluntarily Waived	$36,462		$41,273	$0
Boston Trust Midcap Fund	Administrative Fees Paid	$44,410		$51,301	$34,974
	Administrative Fees Voluntarily Waived	$13,302		$17,468	$0
Boston Trust SMID Cap Fund	Administrative Fees Paid	$0	*	$1,755	$4,593
	Administrative Fees Voluntarily Waived	$0	*	$521	$0

24

Boston Trust Small Cap Fund	Administrative Fees Paid	$373,124		$536,687		$424,872
	Administrative Fees Voluntarily Waived	$121,777		$182,005		$0
Walden Asset Management Fund	Administrative Fees Paid	$93,388		$97,401		$69,257
	Administrative Fees Voluntarily Waived	$28,564		$33,082		$0
Walden Equity Fund	Administrative Fees Paid	$160,000		$180,184		$129,081
	Administrative Fees Voluntarily Waived	$51,264		$61,254		$0
Walden Midcap Fund	Administrative Fees Paid	$0	*	$11,874		$20,680
	Administrative Fees Voluntarily Waived	$0	*	$3,794		$0
Walden SMID Cap Innovations Fund	Administrative Fees Paid	$0	*	$0	*	$6,890
	Administrative Fees Voluntarily Waived	$0	*	$0	*	$0
Walden Small Cap Innovations Fund	Administrative Fees Paid	$65,793		$103,944		$97,127
	Administrative Fees Voluntarily Waived	$20,187		$35,071		$0

*                                         The Fund had not commenced operations as of this period.

The Administration Agreement is renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days’ notice by the Trust’s Board of Trustees or by the Administrator.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

In addition, Citi provides certain fund accounting services to the Funds pursuant to a Fund Accounting Agreement dated as of March 23, 1999. Under such Agreement, Citi maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Funds’ custodian, affirmation to the Funds’ custodian of all portfolio trades and cash settlements, verification and reconciliation with the Funds’ custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

25

Distributor

BHIL serves as agent for each of the Funds in the distribution of its Shares pursuant to an Underwriting Agreement dated as of August 1, 2012 (the “Underwriting Agreement”). Unless otherwise terminated, the Underwriting Agreement will continue in effect for successive annual periods if, as to each Fund, such continuance is approved at least annually by (i) by the Trust’s Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) by the vote of a majority of the Trustees of the Funds who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

In its capacity as distributor, BHIL enters into selling agreements with intermediaries that solicit orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Funds’ shares. BHIL receives an annual base fee of $17,500 under the Underwriting Agreement, plus per item fees for sales literature review and dealer set-up. The Trust compensates the Distributor for the review and maintenance of the Trust’s website and reimburses the Distributor for out-of-pocket expenses.

Custodian

Boston Trust & Investment Management Company, One Beacon Street, Boston, Massachusetts 02108 (the “Custodian”), serves as the Funds’ custodian pursuant to the Custody Agreement dated as of December 8, 2005. The Custodian’s responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments. The Custodian is an affiliate of the Funds and it receives fees for the custodial services it provides.

Transfer Agency Services

Boston Trust & Investment Management Company serves as transfer agent and dividend disbursing agent (the “Transfer Agent”) for all of the Funds pursuant to the Transfer Agency Agreement dated as of March 23, 1999. Pursuant to such Transfer Agency Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund’s shareholders of record: maintenance of shareholder records for each of the Fund’s shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record. Citi serves as sub-transfer agent for NSCC clearing arrangements under a Sub-Transfer Agency Agreement dated February 24, 2010.

Shareholder Services Agreements

The Fund has authorized certain financial intermediaries to accept purchase and redemption orders on their behalf. The Fund will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.

The Funds are entitled to enter into Shareholder Services Agreements pursuant to which the Funds are authorized to make payments to certain entities which may include investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Under the terms of each Shareholder Services Agreement, a Fund is authorized to pay an Authorized Service Provider (which include affiliates of the Funds) a shareholder services fee which may be based on the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship, on a fixed dollar amount for each account serviced by the Authorized Service Provider, or some combination of each of those methods of calculation. Among the types of shareholder services that may be compensated under the Agreements are: (1) answering customer inquiries of a general nature regarding the Funds; (2) responding to customer inquiries and requests regarding statements of additional information, reports, notices, proxies and proxy statements, and

26

other Fund documents; (3) delivering prospectuses and annual and semi-annual reports to beneficial owners of Fund shares; (4) assisting the Funds in establishing and maintaining shareholder accounts and records; (5) assisting customers in changing account options, account designations and account addresses; (6) sub-accounting for all Fund share transactions at the shareholder level; (7) crediting distributions from the Funds to shareholder accounts; (8) determining amounts to be reinvested in the Funds; and (9) providing such other administrative services as may be reasonably requested and which are deemed necessary and beneficial to the shareholders of the Funds.

PAYMENT OF ADDITIONAL CASH COMPENSATION

On occasion, the Adviser may make payments out of its resources and legitimate profits, which may include profits the Adviser derives from investment advisory fees paid by the Fund, to financial intermediaries as incentives to market the Fund, to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” and are in addition to the payments to financial intermediaries as discussed in above. The payments are made pursuant to agreements between financial intermediaries and the Adviser and do not affect the price investors pay to purchase shares of a Fund, the amount a Fund will receive as proceeds from such sales and other the expenses paid by a Fund.

Additional cash compensation payments may be used to pay financial intermediaries for: (a) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (known as “platform access fees”); (b) program support, such as expenses related to including the Fund in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (c) placement by a financial intermediary on its offered, preferred, or recommended fund list; (d) marketing support, such as providing representatives of the Adviser access to sales meetings, sales representatives and management representatives; (e) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Fund and shareholder financial planning needs; (f) providing shareholder and administrative services; and (g) providing other distribution-related or asset retention services.

Additional cash compensation payments generally are structured as basis point payments on positions held or, in the case of platform access fees, fixed dollar amounts.

The Adviser and its affiliates also may pay non-cash compensation to financial intermediaries and their representatives in the form of (a) occasional gifts; (b) occasional meals, tickets or other entertainment; and/or (c) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.

Independent Registered Public Accounting Firm

The independent registered public accounting firm of Cohen Fund Audit Services, Ltd., 1350 Euclid Ave., Suite 800, Cleveland, OH 44115, has been selected as the independent accountants for the Funds for their current fiscal year. The independent registered public accounting firm performs an annual audit of the Funds’ financial statements and provides other related services. Reports of their activities are provided to the Trust’s Board of Trustees.

Legal Counsel

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, is counsel to the Trust.

27

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

The Funds are a Massachusetts business trust organized on January 8, 1992. The Trust’s Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Funds consists of several funds organized as separate series of shares. The Trust’s Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of the Fund will be required in connection with a matter, the Funds will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Funds. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be acted effectively upon with respect to the Funds only if approved by a majority of the outstanding shares of the Funds. However, Rule 18f-2 also provides that the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

Under Massachusetts law, shareholders, under certain circumstances, could be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, and thus should be considered remote.

28

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. Ms. Santini is a Senior Vice President and Senior Portfolio Manager of Boston Trust & Investment Management Company , which has discretionary voting and investment authority over Fund shares held in client discretionary accounts.  Ms. Santini also owns over 10% of the outstanding shares of BTIM, Inc., a subsidiary of Boston Trust & Investment Management Company . As a result, Ms. Santini and/or the Boston Trust & Investment Management Company may be deemed to have control over certain Funds.

The following tables set forth information concerning such persons that, to the knowledge of the Trust’s Board of Trustees, owned, of record or beneficially, at least five percent of a Fund’s Shares as of June 30, 2013:

		Percent	Nature of
Fund	Name and Address	Ownership	Ownership

Boston Trust Asset Management Fund	Boston Trust & Investment Management Co.	93.38%	Record
	One Beacon Street
	Boston, MA 02108

Boston Trust Equity Fund	Boston Trust & Investment Management Co.	99.12%	Record
	One Beacon Street
	Boston, MA 02108

Boston Trust Midcap Fund	Boston Trust & Investment Management Co.	90.00%	Record
	One Beacon Street
	Boston, MA 02108

Boston Trust SMID Cap Fund	Boston Trust & Investment Management Co.	63.16%	Record
	One Beacon Street
	Boston, MA 02108

	Wells Fargo Bank N.A	22.41%	Record
	1525 West W.T. Harris Blvd
	Charlotte, NC 28262-1151

	SEI Private Trust Company	14.28%	Record
	One Freedom Valley Drive
	Oaks, PA 19456

Boston Trust Small Cap Fund	Mercer Trust	14.95%	Record
	One Investors Way
	Norwood, MA 02062

	National Financial Services	13.19%	Record
	200 Liberty Street, 5th Floor 1 World Financial
	New York, NY 10281

	State Street Bank and Trust Company	10.09%	Record
	1200 Crown Colony Drive
	Quincy, MA 02169

	Boston Trust & Investment Management Co.	9.51%	Record
	One Beacon Street
	Boston, MA 02108

	Charles Schwab & Co., Inc.	9.33%	Record
	101 Montgomery Street
	San Francisco, CA 94104

29

	Wells Fargo Bank N.A	8.97%	Record
	1525 West W.T. Harris Blvd
	Charlotte, NC 28262-1151

	Fidelity Investments	5.07%	Record
	100 Magellan Way
	Covington, KY 41015

Walden Asset Management Fund	Boston Trust & Investment Management Co.	71.56%	Record
	One Beacon Street
	Boston, MA 02108

	JP Morgan Chase Bank	23.03%	Record
	4 NY Plaza
	New York, NY 10004

Walden Equity Fund	Boston Trust & Investment Management Co.	29.58%	Record
	One Beacon Street
	Boston, MA 02108

	Charles Schwab & Co., Inc.	24.46%	Record
	101 Montgomery Street
	San Francisco, CA 94104

	JP Morgan Chase Bank	23.92%	Record
	4 NY Plaza
	New York, NY 10004

Walden Midcap Fund	Boston Trust & Investment Management Co.	98.20%	Record
	One Beacon Street
	Boston, MA 02108

Walden SMID Cap Innovations Fund	Boston Trust & Investment Management Co.	56.27%	Record
	One Beacon Street
	Boston, MA 02108

	National Financial Services	10.35%	Record
	200 Liberty Street, 5th Floor 1 World Financial
	New York, NY 10281

Walden Small Cap Innovations Fund	Boston Trust & Investment Management Co.	33.46%	Record
	One Beacon Street
	Boston, MA 02108

	Charles Schwab & Co., Inc.	24.44%	Record
	101 Montgomery Street
	San Francisco, CA 94104

	Currie Co.	5.01%	Record
	PO Box 3199,
	Church Street Station New York, NY 10008

The Trustees and officers, as a group, owned less than 1% of the Fund’s outstanding shares.

Vote Of A Majority Of The Outstanding Shares

As used in the Prospectus and this Statement of Additional Information, a “vote of a majority of the outstanding Shares” of the Funds means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes

30

attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

Additional Tax Information

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of the Funds’ shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each of the Funds is treated as a separate entity for federal income tax purposes and intends each year to qualify and elect to be treated as a “regulated investment company” under the Code, for so long as such qualification is in the best interest of that Fund’s shareholders. To qualify as a regulated investment company, each Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and, distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, the Funds’ investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98.2% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Funds would be subject to a non-deductible excise tax equal to 4% of the deficiency.

Although the Funds expect to qualify as a “regulated investment company” and thus to be relieved of all or substantially all of their federal income tax liability, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Funds do not qualify for the special tax treatment afforded regulated investment companies, all of their taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to their Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

It is expected that each Fund will distribute annually to Shareholders all or substantially all of the Fund’s net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

The excess of net long-term capital gains over short-term capital losses realized and distributed by the Funds and designated as capital gain dividends, whether paid in cash or reinvested in Fund shares, will be taxable to Shareholders.  Under current law, capital gain dividends recognized by a non-corporate shareholder generally will be taxed at a maximum income tax rate of 20%. Capital gains of corporate shareholders are taxed at the same rate as ordinary income.. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions resulting from a Fund’s investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for

31

the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment company are not treated as “qualified foreign corporations.” Foreign tax credits associated with dividends from “qualified foreign corporations” will be limited to reflect the reduced U.S. tax on those dividends.

Foreign taxes may be imposed on the Funds by foreign countries with respect to its income from foreign securities, if any.  Because the Funds are not expected to qualify for pass-through treatment, any such taxes will be taken as a deduction by those Funds.

The Funds may be required by federal law to withhold and remit to the U.S. Treasury 28% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of the Funds by the Shareholder, if such Shareholder (1) fails to furnish the Trust with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Trust that he or she is not subject to such withholding. An individual’s taxpayer identification number is his or her Social Security number.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Information as to the Federal income tax status of all distributions will be mailed annually to each Shareholder.

CAPITAL LOSS CARRYFORWARDS. As of March 31, 2013, the following Funds had net capital loss carryforwards, which are available to offset future realized gains. To the extent these carryforwards are used to offset future gains, it is probable that the amounts offset will not be distributed to shareholders.

Pre-enactment capital loss carryforwards subject to expiration:

Fund	Amount	Expires
Boston Trust Equity Fund	$1,549,884	2018
Walden Asset Management Fund (formerly, Walden Balanced Fund)	14,493	2018
Walden Equity Fund	1,151,013	2018

Post-enactment capital loss carryforwards not subject to expiration:

Fund	Short-Term Amount	Long Term Amount
Boston Trust SMID Cap Fund	$20,244	$—
Walden Midcap Fund	152,377	—
Walden SMID Cap Fund	4,658	—

Net short-term or long-term capital losses realized in the tax years beginning after April 1, 2013 will be applied as capital loss realized in the following tax year before application to any capital loss carryovers from tax years ending on or before March 31, 2011 as summarized in the above schedule.

MARKET DISCOUNT. If any of the Funds purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount”. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Funds in each taxable year in which the Funds own an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Funds at a constant rate over the time remaining to the

32

debt security’s maturity or, at the election of the Funds, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Funds, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Funds may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Funds at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Funds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds, and losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Funds may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Funds, which is taxed as ordinary income when distributed to Shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES. Under certain circumstance, the Funds may recognize gain from the constructive sale of an appreciated financial position. If the Funds enter into certain transactions in property while holding substantially identical property, the Funds would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Funds’ holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

SECTION 988 GAINS OR LOSSES. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Funds accrue income or other receivables or accrue expenses or other liabilities denominated in a foreign currency and the time the Funds actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains or losses, increase or decrease the amount of the Funds’ investment company taxable income available to be distributed to its Shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Funds would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders, rather than as an ordinary dividend, reducing each Shareholder’s basis in his or her Fund shares.

33

PASSIVE FOREIGN INVESTMENT COMPANIES. The Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Funds receive a so-called “excess distribution” with respect to PFIC stock, the Funds themselves may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Funds to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Funds held the PFIC shares. The Funds will themselves be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Funds would be required to include in their gross income their share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Funds’ PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

YIELDS AND TOTAL RETURNS

YIELD CALCULATIONS. Yields on each Fund’s Shares are computed by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The net investment income per share of a Fund earned during the period is based on the average daily number of Shares of that Fund outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

a - b

Yield = 2 [(cd + 1)exp(6) - 1]

Where:	a = dividends and interest earned during the period.
b = expenses accrued for the period (net of reimbursements).
c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.
d = maximum offering price per Share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable “a” in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is held by the Fund. Interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

34

Undeclared earned income will be subtracted from the net asset value per share (variable “d” in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

During any given 30-day period, the Adviser and the Administrator may voluntarily waive all or a portion of their fees with respect to a Fund. Such waiver would cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

TOTAL RETURN CALCULATIONS. Average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in Shares of that Fund immediately rather than paid to the investor in cash. A Fund computes the average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual

Total Return                           = [(ERV/P)exp(1/n)-1]

Where: ERV	= ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
P	= hypothetical initial payment of $1,000.

n	= period covered by the computation, expressed in terms of years.

The Funds compute their aggregate total return by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return = [(ERV/P)-1]

ERV	= ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
P	= hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable “ERV” in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The Funds compute their average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return After Taxes

(after taxes on distributions)                                        = [(ATV(D)/P)exp(1/n)-1]

Where:	P	= a hypothetical initial payment of $1,000.
	n	= number of years.
	ATV(D)	= ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

35

The Funds compute their average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions and redemptions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return After Taxes

(after taxes on distributions and redemptions) = [(ATV(DR)/P)exp 1/n -1]

Where:	P	= a hypothetical initial payment of $1,000.

n	= number of years.
ATV(DR)	= ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

Performance of Predecessor Collective Investment Fund. The Boston Trust Small Cap Fund commenced operations on December 16, 2005, subsequent to the transfer of assets from a collective investment fund (“Collective Fund”) operated by the Adviser with substantially similar investment objectives, policies and guidelines. The performance data for the Boston Trust Small Cap Fund includes the performance of the Collective Fund for periods prior to the Boston Trust Small Cap Fund’s commencement of operations as adjusted to reflect the expenses of the Fund.

PERFORMANCE COMPARISONS

Investors may analyze the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor’s Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron’s, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, USA Today and local periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers.

From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to Shareholders:  (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging);  (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks;  (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples must state clearly that they are based on an express set of assumptions and are not indicative of the performance of any Fund.

Current yields or total return will fluctuate from time to time and may not be representative of future results. Accordingly, a Fund’s yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of a Fund’s quality, composition and maturity, as well as expenses allocated to such Fund.

36

PROXY VOTING

The Board of Trustees of the Trust has adopted proxy voting policies and procedures (the “Group Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser’s proxy voting policies and procedures (the “Policy”) which are described below. The Trustees will review each Fund’s proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between a Fund’s Shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

The Policy is designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those of shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between a Fund’s shareholders and the Adviser or any of its affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30th each year is available (1) without charge, upon request, by calling 1-800-282-8782, ext. 7050, (2) on the Funds’ Form N-PX on the Securities and Exchange Commission’s website at http://www.sec.gov., or (3) on the Funds’ website at www.btim.com.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of the Funds’ portfolio securities. A complete list of the Funds’ portfolio holdings is made publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q and on the Funds’ website at www.btim.com. As a general matter, in order to protect the confidentiality of the Funds’ portfolio holdings, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except: (1) to service providers that require such information in the course of performing their duties (such as the Funds’ custodian, fund accountants, investment adviser, administrator, independent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality; (2) in marketing materials, provided that the information regarding the portfolio holdings contained therein is at least fifteen days old; or (3) pursuant to certain enumerated exceptions that serve a legitimate business purpose. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, and (2) to third-party vendors, such as Morningstar Investment Services, Inc. and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement, or where the Board of Trustees has determined that the polices of the recipient are adequate to protect the information that is disclosed. The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement. Such disclosures must be authorized by the President or Chief Compliance Officer of the Adviser and shall be reported periodically to the Board.

Neither the Funds nor the Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind. Any exceptions to the policies and procedures may only be made by the consent of a majority of the Board of Trustees upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds. Any amendments to these policies and procedures must be approved and adopted by the Board of Trustees. The Board may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the policies and procedures, as necessary.

37

MISCELLANEOUS

Individual Trustees are generally elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals.

The Trust is registered with the Commission as an investment management company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

FINANCIAL STATEMENTS

The financial statements of each Fund appearing in the Funds’ Annual Report to Shareholders for the fiscal year or period ended March 31, 2013 have been audited by Cohen Fund Audit Services, Ltd., the Funds’ independent registered public accounting firm, and are incorporated herein by reference.

38

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

(a)(1)	Declaration of Trust(1)
(a)(2)	Establishment and Designation of Series of Shares (Boston Trust Balanced Fund, Boston Trust Equity Fund, Walden Balanced Fund, and Walden Equity Fund(3)
(a)(3)	Establishment and Designation of Series of Shares (Boston Trust Small Cap Fund) (8)
(a)(4)	Establishment and Designation of Series of Shares (Boston Trust Midcap Fund)(10)
(a)(5)	Establishment and Designation of Series of Shares (Walden Small Cap Innovations Fund)(12)
(a)(6)	Establishment and Designation of Series of Shares (Walden Midcap Fund)(16)
(a)(7)	Establishment and Designation of Series of Shares (Boston Trust SMID Cap Fund and Walden Small Cap Innovations Fund)(19)

(a)(8)	Establishment and Designation of Series of Shares (Walden International Equity Fund)(21)

(b)(1)	By-Laws(2)
(c)	Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit (a) hereto, define rights of holders of Shares (1)
(d)(1)	Investment Advisory Agreement between Registrant and Boston Trust Investment Management, Inc.(7)
(d)(2)	Amended Schedule A to the Investment Advisory Agreement dated May 19, 2011 (17)
(d)(3)	Amended Schedule A to the Investment Advisory Agreement dated August 12, 2011 (19)

(d)(4)	Amendment to the Investment Advisory Agreement dated May 24, 2012 (20)

(e)(1)	Underwriting Agreement between Registrant and BHIL Distributors, Inc. dated August 1, 2012(20)

(f)	Not Applicable
(g)(1)	Custody Agreement between Registrant and Boston Trust & Investment Management Company (formerly United States Trust Company of Boston)(3)
(g)(2)	Amended Schedule A to the Custody Agreement dated May 19, 2011 (17)
(g)(3)	Amended Schedule A to the Custody Agreement dated August 12, 2011 (19)

(g)(4)	Amendment to the Custody Agreement dated May 24, 2012 (20)

(h)(1)	Administration Agreement between the Registrant and BISYS Fund Services(3)
(h)(2)	Amendment to the Administration Agreement dated May 19, 2011(17)
(h)(3)	Amendment to the Administration Agreement dated August 12, 2011(19)

(h)(4)	Amendment to the Administration Agreement dated March 1, 2012(20)

(h)(5)	Fund Accounting Agreement between the Registrant and BISYS Fund Services(3)

(h)(6)	Amended Schedule A to Fund Accounting Agreement dated May 19, 2011(16)
(h)(7)	Amendment to the Fund Accounting Agreement dated August 1, 2011(19)
(h)(8)	Amendment to the Fund Accounting Agreement dated August 12, 2011(19)

(h)(9)	Transfer Agency Agreement between the Registrant and United States Trust Company of Boston Management Company(8)
(h)(10)	Schedule A to Transfer Agency Agreement dated May 19, 2011(17)

(h)(11)	Schedule A to Transfer Agency Agreement dated August 12, 2011 (19)

(h)(12)	Amendment to the Transfer Agency Agreement dated May 24, 2012 (20)

(h)(13)	Amended and Restated Sub-Transfer Agency Agreement between Registrant, Boston Trust & Investment Management, Inc. and Citi Fund Services Ohio, Inc.(15)
(h)(14)	Amendment to Sub-Transfer Agency Agreement dated July 26, 2010(16)
(h)(15)	Amendment to Sub-Transfer Agency Agreement dated December 21, 2011(16)
(h)(16)	Amendment to Sub-Transfer Agency Agreement dated May 19, 2011(17)

(h)(17)	Amendment to Sub-Transfer Agency Agreement dated April 2, 2012 (20)

(h)(18)	Expense Limitation Agreement between the Registrant and Boston Trust & Investment Management, Inc.(13)
(h)(19)	Amended Schedule A to the Expense Limitation Agreement dated August 12, 2011(19)

(h)(20)	Amendment to the Expense Limitation Agreement dated May 24, 2012 (20)

(h)(21)	Compliance Services Agreement between Registrant and Citi Fund Services Ohio, Inc.(10)
(h)(22)	Amendment to Compliance Services Agreement(19)

(i)	Opinion and Consent of Counsel is filed herewith

(j)	Consent of Independent Registered Public Accounting Firm - Cohen Fund Audit Services, Ltd. is filed herewith

(k)	Not Applicable
(l)	Not Applicable
(m)	Not Applicable
(n)	Not Applicable
(o)	Not Applicable
(p)(1)(i)	Code of Ethics of Registrant(6)

(p)(1)(ii)	Supplemental Code of Ethics of Registrant is filed herewith
(p)(2)	Code of Ethics of BHIL Distributors, Inc. (20)

(p)(3)	Code of Ethics of Boston Trust Investment Management, Inc.(14)

(p)(4)	Supplemental Code of Ethics (20)

(q)(1)	Powers of Attorney(9)

(1)	Filed with initial Registration Statement on January 8, 1992 and incorporated by reference herein.
(2)	Filed with Post-Effective Amendment No. 2 on September 4, 1992 and incorporated by reference herein.
(3)	Filed with Post-Effective Amendment No. 51 on June 18, 1999 and incorporated by reference herein.
(4)	Filed with Post-Effective Amendment No. 71 on June 30, 2000.

(5)	Filed with Post-Effective Amendment No. 93 on August 1, 2002.
(6)	Filed with Post-Effective Amendment No. 103 filed July 28, 2004.
(7)	Filed with Post-Effective Amendment No. 111 filed on August 1, 2005.
(8)	Filed with Post-Effective Amendment No. 118 on December 16, 2005.
(9)	Filed with Post-Effective Amendment No. 126 on July 27, 2007.
(10)	Filed with Post-Effective Amendment No. 129 on September 21, 2007.
(11)	Filed with Post-Effective Amendment No. 132 filed on July 24, 2008.
(12)	Filed with Post-Effective Amendment No. 133 filed on August 19, 2008.
(13)	Filed with Post-Effective Amendment No. 134 filed July 29, 2009.
(14)	Filed with Post-Effective Amendment No. 135 filed May 20, 2010.
(15)	Filed with Post-Effective Amendment No. 136 filed July 27, 2010.
(16)	Filed with Post-Effective Amendment No. 137 filed May 18, 2011.
(17)	Filed with Post-Effective Amendment No. 138 filed July 27, 2011.
(18)	Filed with Post-Effective Amendment No. 139 filed August 15, 2011.
(19)	Filed with Post-Effective Amendment No. 140 filed September 8, 2011

(20)	Filed with Post-Effective Amendment No. 143 filed July 27, 2012.
(21)	Filed with Post-Effective Amendment No. 145 filed May 15, 2013.

ITEM 29.                                           PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 30.                                           INDEMNIFICATION

Article IV of the Registrant’s Declaration of Trust states as follows:

SECTION 4.3. MANDATORY INDEMNIFICATION.

(a)                                 Subject to the exceptions and limitations contained in paragraph

(b)                                 below:

(i)                                                 every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suitor proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)                                              No indemnification shall be provided hereunder to a Trustee or officer:

(i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, Gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A)                   by the court or other body approving the settlement or other disposition; or (B)based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter(provided that a majority of the Disinterested Trustees then in office acts on the matter) or (2) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contractor otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31.                                           BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

(a)                                 Boston Trust Investment Management, Inc., Boston, Massachusetts, is the investment adviser for the Funds. The business and other connections of Boston Trust Investment Management, Inc. are set forth in the Uniform Application for Investment Adviser Registration (“Form ADV”) of Boston Trust Investment Management, Inc. as currently filed with the SEC which is incorporated by reference herein.

ITEM 32.                                           PRINCIPAL UNDERWRITER

(a)                                 BHIL Distributors, Inc. (“BHIL”) acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Diamond Hill Funds

Praxis Funds

Cook & Bynum Funds

Advisers Investment Trust

(b)                                 Below are the Officers and Directors of BHIL:

NAME	PRINCIPAL BUSINESS ADDRESS	POSITION WITH UNDERWRITER	POSITION WITH REGISTRANT
Brenda Bitterman	4041 N. High Street Suite 402 Columbus, OH 43214	President	None
James F. Laird, Jr.	4041 N. High Street Suite 402 Columbus, OH 43214	Chief Financial Officer, Secretary, Treasurer and Director	None
Dina A. Tantra	4041 N. High Street Suite 402 Columbus, OH 43214	Chief Compliance Officer	None

(c)                                  Not Applicable

ITEM 33.                                           LOCATION OF ACCOUNTS AND RECORDS

(a)                                 The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a)of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Boston Trust Investment Management, Inc., One Beacon Street, Boston, Massachusetts, 02108 (records relating to its function as investment adviser); Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator), BHIL Distributors, Inc., 4041 N. High Street, Suite 402, Columbus, Ohio 43214 (records relating to its role as distributor) and United States Trust Company of Boston, One Beacon Street, Boston, Massachusetts, 02108 (records relating to its function as custodian and transfer agent).

ITEM 34.                                           MANAGEMENT SERVICES

Not Applicable.

ITEM 35.                                           UNDERWRITER

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston in the Commonwealth of Massachusetts on the 29th day of July, 2013.

THE BOSTON TRUST & WALDEN FUNDS

By:	/s/ Lucia Santini
Lucia Santini
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Diane E. Armstrong	Trustee	July 29, 2013
Diane E. Armstrong*

/s/ Michael M. Van Buskirk	Trustee	July 29, 2013
Michael M. Van Buskirk*

/s/ James H. Woodward	Trustee	July 29, 2013
James H. Woodward*

/s/ Lucia B. Santini	Trustee and President Principal Executive Officer	July 29, 2013
Lucia B. Santini

/s/ Heidi Soumerai	Trustee	July 29, 2013
Heidi Soumerai

/s/ Jennifer Ellis	Treasurer Principal Financial and Accounting Officer	July 29, 2013
Jennifer Ellis*

By:	/s/ Michael V. Wible
Michael V. Wible, as attorney-in-fact

*              Pursuant to power of attorney

Exhibit Index

Exhibits

(i)	Opinion and Consent of Counsel

(ii)	Consent of Independent Registered Public Accounting Firm

(p)(1)(ii)	Supplemental Code of Ethics of Registrant